Schedule of Investments
(unaudited)
June 30, 2025
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.6%
AerSale Corp.
(a)
...................... 72,128 $ 433,489
Astronics Corp.
(a)
..................... 68,177 2,282,566
Byrna Technologies, Inc.
(a) (b)
.............. 40,641 1,254,994
Cadre Holdings, Inc. ................... 64,167 2,043,719
CPI Aerostructures, Inc.
(a)
............... 22,773 79,706
Ducommun, Inc.
(a)
.................... 31,102 2,569,958
Innovative Solutions & Support, Inc.
(a) (b)
...... 29,720 412,514
National Presto Industries, Inc. ............ 11,695 1,145,642
Optex Systems Holdings, Inc.
(a)
........... 11,653 133,893
Park Aerospace Corp. .................. 41,446 612,158
Redwire Corp.
(a) (b)
..................... 75,400 1,229,020
Safe Pro Group, Inc.
(a)
................. 15,013 41,286
Satellogic, Inc. , Class A
(a) (b)
.............. 154,528 559,391
Virgin Galactic Holdings, Inc.
(a) (b)
........... 88,881 242,645
VirTra, Inc.
(a)
........................ 24,719 174,763
13,215,744
Air Freight & Logistics — 0.1%
(a)
Air T, Inc.
(b)
......................... 2,787 61,342
Freightos Ltd. ....................... 66,399 161,350
Radiant Logistics, Inc. ................. 74,476 452,814
675,506
Automobile Components — 0.4%
(a)
Cooper-Standard Holdings, Inc. ........... 37,966 816,269
Holley, Inc. ......................... 132,794 265,588
Luminar Technologies, Inc. , Class A
(b)
....... 90,089 258,556
Motorcar Parts of America, Inc.
(b)
.......... 40,930 458,416
Solid Power, Inc. , Class A
(b)
.............. 325,417 712,663
Stoneridge, Inc. ...................... 61,251 431,207
Strattec Security Corp.
(b)
................ 8,466 526,670
Sypris Solutions, Inc. .................. 29,063 64,229
3,533,598
Automobiles — 0.0%
(a)
Faraday Future Intelligent Electric, Inc. ...... 199,638 335,392
Massimo Group ...................... 7,198 15,979
351,371
Banks — 17.3%
ACNB Corp. ........................ 23,114 990,204
Affinity Bancshares, Inc. ................ 10,140 187,387
Amalgamated Financial Corp. ............ 52,828 1,648,234
Amerant Bancorp, Inc. , Class A ........... 83,541 1,522,952
AmeriServ Financial, Inc. ............... 30,941 94,061
Ames National Corp. .................. 19,982 355,879
Arrow Financial Corp. .................. 37,294 985,307
Auburn National Bancorp, Inc. ............ 5,059 131,028
Bank First Corp. ..................... 20,676 2,432,531
Bank of Marin Bancorp ................. 33,302 760,618
Bank of the James Financial Group, Inc. ..... 8,748 123,084
Bank7 Corp. ........................ 9,636 403,074
BankFinancial Corp. ................... 24,925 288,382
Bankwell Financial Group, Inc. ............ 15,906 573,093
Bar Harbor Bankshares ................ 34,073 1,020,827
BayCom Corp. ...................... 23,302 645,698
Bayfirst Financial Corp. ................. 7,958 111,412
BCB Bancorp, Inc. .................... 35,118 295,694
Blue Foundry Bancorp
(a)
................ 42,937 410,907
Blue Ridge Bankshares, Inc.
(a) (b)
........... 143,843 516,396
Bogota Financial Corp.
(a)
................ 9,361 73,203
Bridgewater Bancshares, Inc.
(a)
........... 46,953 747,022
Broadway Financial Corp.
(a)
.............. 9,445 68,949
Burke & Herbert Financial Services Corp. .... 30,404 1,816,031
Business First Bancshares, Inc. ........... 64,175 1,581,914
Security
Shares
Shares Value
Banks (continued)
BV Financial, Inc.
(a) (b)
.................. 19,644 $ 299,178
Byline Bancorp, Inc. ................... 61,977 1,656,645
C&F Financial Corp. ................... 6,858 423,344
California Bancorp
(a)
................... 50,629 797,913
Camden National Corp. ................ 38,112 1,546,585
Capital Bancorp, Inc. .................. 26,388 886,109
Capital City Bank Group, Inc. ............. 31,371 1,234,449
Carter Bankshares, Inc.
(a)
............... 51,727 896,946
Catalyst Bancorp, Inc.
(a) (b)
............... 8,286 102,664
CB Financial Services, Inc. .............. 10,573 301,330
Central Pacific Financial Corp. ............ 56,506 1,583,863
Central Plains Bancshares, Inc.
(a) (b)
......... 7,832 118,655
CF Bankshares, Inc. ................... 8,702 208,587
CFSB Bancorp, Inc.
(a)
.................. 6,265 85,956
Chain Bridge Bancorp, Inc. , Class A
(a)
....... 5,217 134,442
Chemung Financial Corp. ............... 9,448 457,945
ChoiceOne Financial Services, Inc. ......... 32,214 924,542
Citizens & Northern Corp. ............... 33,752 639,263
Citizens Community Bancorp, Inc. ......... 21,583 297,845
Citizens Financial Services, Inc. ........... 10,187 598,181
Civista Bancshares, Inc. ................ 34,214 793,765
CNB Financial Corp. ................... 46,900 1,072,134
Coastal Financial Corp.
(a) (b)
.............. 29,054 2,814,461
Colony Bankcorp, Inc. ................. 38,320 631,130
Community Trust Bancorp, Inc. ........... 36,205 1,915,969
Community West Bancshares ............ 37,838 738,219
ConnectOne Bancorp, Inc. .............. 107,535 2,490,511
Dime Community Bancshares, Inc. ......... 89,945 2,423,118
Eagle Bancorp Montana, Inc. ............. 16,732 278,922
Eagle Financial Services, Inc. ............ 10,275 314,620
ECB Bancorp, Inc.
(a) (b)
.................. 17,239 266,170
Enterprise Bancorp, Inc. ................ 22,476 890,949
Equity Bancshares, Inc. , Class A .......... 36,122 1,473,778
Esquire Financial Holdings, Inc. ........... 16,127 1,526,582
ESSA Bancorp, Inc. ................... 19,360 375,584
Farmers & Merchants Bancorp, Inc. ........ 28,460 719,469
Farmers National Banc Corp. ............. 82,401 1,136,310
FB Bancorp, Inc.
(a)
.................... 39,994 449,932
Fidelity D&D Bancorp, Inc. ............... 10,685 491,510
Fifth District Bancorp, Inc.
(a)
.............. 12,051 148,830
Financial Institutions, Inc. ............... 44,741 1,148,949
Finward Bancorp
(b)
.................... 7,878 217,590
Finwise Bancorp
(a) (b)
................... 20,316 304,943
First Bancorp, Inc. (The) ................ 24,373 619,318
First Bank .......................... 48,704 753,451
First Business Financial Services, Inc. ....... 17,931 908,384
First Capital, Inc. ..................... 7,281 300,632
First Community Bankshares, Inc. ......... 35,232 1,380,037
First Community Corp. ................. 16,730 407,877
First Financial Corp. ................... 25,761 1,395,989
First Foundation, Inc.
(a) (b)
................ 142,499 726,745
First Guaranty Bancshares, Inc. ........... 13,793 113,378
First Internet Bancorp .................. 17,482 470,266
First Mid Bancshares, Inc. ............... 46,901 1,758,318
First National Corp.
(b)
.................. 17,478 340,297
First Northwest Bancorp ................ 17,883 137,699
First Savings Financial Group, Inc. ......... 12,433 311,322
First Seacoast Bancorp
(a) (b)
.............. 8,522 96,299
First United Corp. .................... 13,542 419,937
First US Bancshares, Inc. ............... 10,786 139,139
First Western Financial, Inc.
(a)
............ 18,608 419,796
Five Star Bancorp .................... 35,504 1,013,284
Flushing Financial Corp. ................ 72,437 860,552
Franklin Financial Services Corp. .......... 9,429 326,479
FS Bancorp, Inc. ..................... 14,977 589,794

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
FVCBankcorp, Inc.
(a)
................... 35,472 $ 418,570
GBank Financial Holdings, Inc.
(a)
.......... 18,863 667,939
Great Southern Bancorp, Inc. ............. 19,392 1,139,862
Greene County Bancorp, Inc. ............. 15,739 349,721
Guaranty Bancshares, Inc. .............. 20,143 854,869
Hanmi Financial Corp. ................. 67,941 1,676,784
Hanover Bancorp, Inc. ................. 10,810 247,441
HarborOne Bancorp, Inc. ............... 86,145 1,006,174
Hawthorn Bancshares, Inc. .............. 12,810 373,283
HBT Financial, Inc. .................... 28,703 723,603
Heritage Commerce Corp. ............... 135,616 1,346,667
Hingham Institution for Savings (The)
(b)
...... 3,495 867,983
Home Bancorp, Inc. ................... 15,631 809,373
Home Federal Bancorp, Inc. of Louisiana ..... 4,263 57,977
HomeStreet, Inc.
(a)
.................... 41,310 539,922
HomeTrust Bancshares, Inc. ............. 36,086 1,349,977
Horizon Bancorp, Inc. .................. 97,909 1,505,840
IF Bancorp, Inc. ...................... 4,876 120,242
Independent Bank Corp. ................ 42,497 1,377,328
Investar Holding Corp. ................. 20,648 398,919
John Marshall Bancorp, Inc. ............. 28,402 526,289
Kearny Financial Corp. ................. 128,623 830,905
Lake Shore Bancorp, Inc. ............... 4,457 70,510
Landmark Bancorp, Inc. ................ 10,207 269,873
LCNB Corp. ........................ 30,585 444,400
LINKBANCORP, Inc. .................. 48,525 354,718
Magyar Bancorp, Inc. .................. 12,835 216,013
MainStreet Bancshares, Inc. ............. 15,769 298,034
Mercantile Bank Corp. ................. 35,831 1,662,917
Meridian Corp. ...................... 20,388 262,801
Metrocity Bankshares, Inc. .............. 44,168 1,262,321
Metropolitan Bank Holding Corp.
(a) (b)
........ 21,904 1,533,280
Mid Penn Bancorp, Inc. ................. 45,003 1,269,085
Middlefield Banc Corp. ................. 16,390 493,503
Midland States Bancorp, Inc. ............. 46,382 803,336
MidWestOne Financial Group, Inc. ......... 46,157 1,327,937
MVB Financial Corp. .................. 25,998 585,735
National Bankshares, Inc. ............... 13,948 379,386
NB Bancorp, Inc.
(a)
.................... 78,935 1,409,779
Northeast Bank ...................... 16,628 1,479,726
Northeast Community Bancorp, Inc. ........ 27,870 647,838
Northfield Bancorp, Inc. ................ 84,912 974,790
Northpointe Bancshares, Inc. ............. 23,646 324,187
Northrim Bancorp, Inc. ................. 12,269 1,144,207
Norwood Financial Corp. ................ 19,269 496,755
NSTS Bancorp, Inc.
(a) (b)
................. 10,266 126,374
Oak Valley Bancorp ................... 15,387 419,142
Ohio Valley Banc Corp. ................. 8,701 280,433
Old Point Financial Corp.
(b)
.............. 9,000 353,250
Old Second Bancorp, Inc. ............... 98,186 1,741,820
OP Bancorp ........................ 26,626 345,872
OptimumBank Holdings, Inc.
(a)
............ 21,618 96,632
Orange County Bancorp, Inc. ............. 21,510 555,818
Origin Bancorp, Inc. ................... 66,949 2,392,757
Orrstown Financial Services, Inc. .......... 42,220 1,343,863
Parke Bancorp, Inc. ................... 22,532 458,977
Pathfinder Bancorp, Inc. ................ 7,146 109,620
Patriot National Bancorp, Inc.
(a)
........... 97,619 148,381
PB Bankshares, Inc.
(a)
.................. 4,758 84,074
PCB Bancorp ....................... 24,702 518,248
Peapack-Gladstone Financial Corp. ........ 36,116 1,020,277
Penns Woods Bancorp, Inc. .............. 16,670 506,101
Peoples Bancorp of North Carolina, Inc. ..... 9,525 274,796
Peoples Bancorp, Inc. ................. 78,930 2,410,522
Peoples Financial Services Corp. .......... 20,929 1,033,265
Security
Shares
Shares Value
Banks (continued)
Pioneer Bancorp, Inc.
(a)
................. 25,323 $ 304,636
Plumas Bancorp ..................... 11,932 530,497
Ponce Financial Group, Inc.
(a)
............ 44,102 610,372
Preferred Bank ...................... 23,497 2,033,548
Primis Financial Corp. .................. 47,533 515,733
Princeton Bancorp, Inc. ................. 11,988 366,114
Provident Bancorp, Inc.
(a)
............... 36,129 451,251
Provident Financial Holdings, Inc. .......... 11,830 183,365
QCR Holdings, Inc. ................... 37,208 2,526,423
RBB Bancorp ....................... 38,059 654,995
Red River Bancshares, Inc. .............. 10,631 624,040
Rhinebeck Bancorp, Inc.
(a) (b)
.............. 10,000 117,300
Richmond Mutual Bancorp, Inc.
(b)
.......... 20,442 282,100
Riverview Bancorp, Inc. ................ 45,871 252,291
SB Financial Group, Inc. ................ 13,355 255,080
Shore Bancshares, Inc. ................. 69,911 1,099,001
Sierra Bancorp ...................... 28,358 841,949
SmartFinancial, Inc. ................... 32,868 1,110,281
Sound Financial Bancorp, Inc. ............ 4,798 220,708
South Plains Financial, Inc. .............. 29,010 1,045,520
Southern First Bancshares, Inc.
(a)
.......... 17,473 664,498
Southern Missouri Bancorp, Inc. ........... 21,792 1,193,766
SR Bancorp, Inc.
(b)
.................... 17,985 242,798
Sterling Bancorp, Inc.
(a) (c)
................ 46,554 —
Summit State Bank ................... 13,670 148,183
Texas Community Bancshares, Inc. ........ 4,621 74,167
Third Coast Bancshares, Inc.
(a) (b)
........... 28,936 945,339
Timberland Bancorp, Inc. ............... 16,844 525,533
TrustCo Bank Corp. ................... 41,797 1,396,856
Union Bankshares, Inc. ................. 8,182 217,805
United Bancorp, Inc. ................... 11,540 173,100
United Security Bancshares .............. 31,116 269,153
Unity Bancorp, Inc. .................... 16,544 778,892
Univest Financial Corp. ................. 64,966 1,951,579
USCB Financial Holdings, Inc. , Class A ...... 23,977 396,580
Virginia National Bankshares Corp. ......... 10,720 396,640
Washington Trust Bancorp, Inc. ........... 43,526 1,230,915
West Bancorp, Inc. .................... 34,063 668,657
Western New England Bancorp, Inc. ........ 41,553 383,534
141,894,987
Beverages — 0.0%
(a)
Willamette Valley Vineyards, Inc. .......... 9,539 52,655
Zevia PBC , Class A
(b)
.................. 70,688 227,616
280,271
Biotechnology — 10.5%
4D Molecular Therapeutics, Inc.
(a) (b)
......... 89,872 333,425
89bio, Inc.
(a)
........................ 280,916 2,758,595
Abeona Therapeutics, Inc.
(a) (b)
............ 98,078 557,083
Absci Corp.
(a) (b)
...................... 244,910 629,419
Achieve Life Sciences, Inc.
(a)
............. 62,887 142,125
Acrivon Therapeutics, Inc.
(a)
.............. 44,054 52,424
Actinium Pharmaceuticals, Inc.
(a)
.......... 69,511 97,315
Actuate Therapeutics, Inc.
(a) (b)
............. 11,501 70,271
Acumen Pharmaceuticals, Inc.
(a)
........... 113,856 132,073
ADC Therapeutics SA
(a) (b)
............... 162,289 434,935
Adicet Bio, Inc.
(a) (b)
.................... 12,860 7,845
Adverum Biotechnologies, Inc.
(a) (b)
.......... 37,175 79,926
Agenus, Inc.
(a)
....................... 56,550 258,434
Akebia Therapeutics, Inc.
(a) (b)
............. 563,278 2,050,332
Aldeyra Therapeutics, Inc.
(a) (b)
............. 121,799 466,490
Alector, Inc.
(a)
....................... 178,885 250,439
Altimmune, Inc.
(a) (b)
.................... 173,762 672,459
ALX Oncology Holdings, Inc.
(a)
............ 10,107 4,195

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
AnaptysBio, Inc.
(a) (b)
................... 43,780 $ 971,916
Anavex Life Sciences Corp.
(a) (b)
........... 188,496 1,737,933
Anika Therapeutics, Inc.
(a)
............... 27,966 295,880
Anixa Biosciences, Inc.
(a)
................ 67,887 224,027
Annexon, Inc.
(a) (b)
..................... 214,941 515,858
Applied Therapeutics, Inc.
(a)
.............. 47,557 14,795
Arbutus Biopharma Corp.
(a) (b)
............. 339,794 1,049,963
Arcturus Therapeutics Holdings, Inc.
(a) (b)
...... 56,809 739,085
Armata Pharmaceuticals, Inc.
(a) (b)
.......... 23,941 45,488
ArriVent Biopharma, Inc.
(a) (b)
.............. 51,803 1,127,751
Artiva Biotherapeutics, Inc.
(a)
............. 15,632 23,604
Assembly Biosciences, Inc.
(a)
............. 10,524 190,695
Astria Therapeutics, Inc.
(a)
............... 96,025 514,694
Atara Biotherapeutics, Inc.
(a)
............. 9,216 71,148
Atossa Therapeutics, Inc.
(a)
.............. 4,785 3,972
aTyr Pharma, Inc.
(a) (b)
.................. 191,076 968,755
Aura Biosciences, Inc.
(a) (b)
............... 84,618 529,709
Avalo Therapeutics, Inc.
(a)
............... 20,351 101,552
Avita Medical, Inc.
(a) (b)
.................. 59,516 314,840
Benitec Biopharma, Inc.
(a) (b)
.............. 25,716 300,877
Beyondspring, Inc.
(a) (b)
.................. 63,647 149,570
Biomea Fusion, Inc.
(a) (b)
................. 64,408 115,934
Black Diamond Therapeutics, Inc.
(a) (b)
....... 103,238 256,030
Bolt Biotherapeutics, Inc.
(a)
.............. 780 4,547
Boundless Bio, Inc.
(a)
.................. 35,742 36,099
Bright Minds Biosciences, Inc.
(a)
........... 10,267 268,071
C4 Therapeutics, Inc.
(a)
................. 135,050 193,122
Cabaletta Bio, Inc.
(a)
................... 110,617 168,138
CAMP4 Therapeutics Corp.
(a)
............. 11,189 16,224
Candel Therapeutics, Inc.
(a) (b)
............. 88,255 446,570
Capricor Therapeutics, Inc.
(a) (b)
............ 86,423 858,180
Cardiff Oncology, Inc.
(a) (b)
................ 139,149 438,319
CareDx, Inc.
(a)
....................... 122,771 2,398,945
Cargo Therapeutics, Inc.
(a) (b)
.............. 79,640 328,117
Caribou Biosciences, Inc.
(a)
.............. 15,320 19,303
Cartesian Therapeutics, Inc.
(a) (b)
........... 21,159 219,842
Celcuity, Inc.
(a) (b)
...................... 64,576 862,090
Celularity, Inc. , Class A
(a) (b)
............... 24,550 48,118
Century Therapeutics, Inc.
(a)
............. 13,977 7,809
CervoMed, Inc.
(a)
..................... 13,176 82,811
Cibus, Inc. , Class A
(a)
.................. 60,709 83,778
Cidara Therapeutics, Inc.
(a) (b)
............. 37,892 1,845,719
Climb Bio, Inc.
(a)
...................... 52,878 65,569
Cogent Biosciences, Inc.
(a)
............... 239,408 1,718,949
Coherus Oncology, Inc.
(a) (b)
.............. 238,946 174,741
Compass Therapeutics, Inc.
(a) (b)
........... 205,844 535,194
Corbus Pharmaceuticals Holdings, Inc.
(a)
..... 24,701 170,437
Corvus Pharmaceuticals, Inc.
(a) (b)
.......... 117,578 470,312
Coya Therapeutics, Inc.
(a) (b)
.............. 33,152 190,624
Cullinan Therapeutics, Inc.
(a)
............. 114,494 862,140
Design Therapeutics, Inc.
(a) (b)
............. 70,792 238,569
DiaMedica Therapeutics, Inc.
(a) (b)
.......... 59,163 230,736
Dianthus Therapeutics, Inc.
(a) (b)
............ 43,912 818,081
Dyadic International, Inc.
(a) (b)
............. 49,537 49,042
Editas Medicine, Inc.
(a)
................. 189,251 416,352
Eledon Pharmaceuticals, Inc.
(a) (b)
.......... 131,504 356,376
Elevation Oncology, Inc.
(a)
............... 11,080 4,068
Elicio Therapeutics, Inc.
(a) (b)
.............. 20,904 161,379
Elutia, Inc. , Class A
(a)
.................. 47,127 93,312
Emergent BioSolutions, Inc.
(a) (b)
........... 119,718 763,801
Enanta Pharmaceuticals, Inc.
(a)
........... 45,262 342,181
Entrada Therapeutics, Inc.
(a)
............. 63,087 423,945
Erasca, Inc.
(a) (b)
...................... 389,538 494,713
Estrella Immunopharma, Inc.
(a) (b)
........... 29,034 24,873
Exagen, Inc.
(a) (b)
...................... 23,003 160,561
Security
Shares
Shares Value
Biotechnology (continued)
Exicure, Inc.
(a)
....................... 2,620 $ 18,445
eXoZymes, Inc.
(a)
..................... 4,567 43,843
Fate Therapeutics, Inc.
(a)
................ 243,311 272,508
Fennec Pharmaceuticals, Inc.
(a) (b)
.......... 52,511 435,841
Fibrobiologics, Inc.
(a) (b)
.................. 67,778 42,172
Foghorn Therapeutics, Inc.
(a) (b)
............ 73,315 344,581
Forte Biosciences, Inc.
(a)
................ 11,913 154,035
Fortress Biotech, Inc.
(a) (b)
................ 52,605 97,845
Gain Therapeutics, Inc.
(a)
................ 63,583 114,449
Galectin Therapeutics, Inc.
(a) (b)
............ 99,383 209,698
Genelux Corp.
(a) (b)
.................... 74,932 215,055
Generation Bio Co.
(a)
.................. 20,976 6,714
Gossamer Bio, Inc.
(a) (b)
................. 431,631 530,906
Greenwich Lifesciences, Inc.
(a) (b)
........... 13,630 123,624
Heron Therapeutics, Inc.
(a) (b)
.............. 343,091 710,198
HilleVax, Inc.
(a)
....................... 59,248 117,904
Humacyte, Inc.
(a) (b)
.................... 281,161 587,627
IGM Biosciences, Inc.
(a)
................. 47,752 53,482
Immix Biopharma, Inc.
(a)
................ 36,974 76,536
ImmuCell Corp.
(a)
..................... 14,064 97,885
Immuneering Corp. , Class A
(a)
............ 62,081 209,213
Immunic, Inc.
(a) (b)
..................... 215,028 149,982
Immunome, Inc.
(a) (b)
................... 166,279 1,546,395
Inhibikase Therapeutics, Inc.
(a)
............ 132,208 257,806
Inhibrx Biosciences, Inc.
(a) (b)
.............. 20,565 293,463
Inmune Bio, Inc.
(a) (b)
................... 37,495 86,613
Inovio Pharmaceuticals, Inc.
(a)
............ 81,645 166,148
Inozyme Pharma, Inc.
(a)
................ 108,751 435,004
Insight Molecular Diagnostics, Inc.
(a) (b)
....... 24,166 72,981
Instil Bio, Inc.
(a) (b)
..................... 7,937 165,328
Invivyd, Inc.
(a)
....................... 35,546 25,415
Ironwood Pharmaceuticals, Inc. , Class A
(a)
.... 357,601 256,471
iTeos Therapeutics, Inc.
(a)
............... 67,085 668,837
Jade Biosciences, Inc. ................. 58,247 581,888
Jasper Therapeutics, Inc.
(a)
.............. 29,928 166,100
Kalaris Therapeutics, Inc.
(a)
.............. 10,376 27,704
KalVista Pharmaceuticals, Inc.
(a) (b)
.......... 84,756 958,167
Karyopharm Therapeutics, Inc.
(a) (b)
......... 17,704 76,304
Kezar Life Sciences, Inc.
(a)
............... 13,866 63,506
Kiniksa Pharmaceuticals International plc
(a)
... 8,000 221,360
Kodiak Sciences, Inc.
(a)
................. 73,430 273,894
Korro Bio, Inc.
(a) (b)
..................... 14,864 185,651
Kyverna Therapeutics, Inc.
(a)
............. 50,993 156,549
Lantern Pharma, Inc.
(a) (b)
................ 17,989 56,845
Larimar Therapeutics, Inc.
(a)
.............. 95,145 274,969
Lexeo Therapeutics, Inc.
(a) (b)
.............. 53,682 215,802
MacroGenics, Inc.
(a)
................... 132,252 160,025
MAIA Biotechnology, Inc.
(a) (b)
............. 50,929 91,672
MDxHealth SA
(a)
..................... 78,816 174,183
MediciNova, Inc.
(a)
.................... 104,076 136,340
Medicus Pharma Ltd.
(a)
................. 14,508 43,379
MeiraGTx Holdings plc
(a)
................ 94,242 614,458
Mersana Therapeutics, Inc.
(a)
............. 52,079 15,415
Metagenomi, Inc.
(a)
.................... 59,063 87,413
MiMedx Group, Inc.
(a)
.................. 266,938 1,630,991
Mineralys Therapeutics, Inc.
(a)
............ 87,814 1,188,123
MiNK Therapeutics, Inc.
(a)
............... 999 7,473
Monopar Therapeutics, Inc.
(a) (b)
............ 9,091 325,276
Monte Rosa Therapeutics, Inc.
(a) (b)
......... 104,690 472,152
Mural Oncology plc
(a)
.................. 36,668 90,570
Neurogene, Inc.
(a) (b)
................... 22,159 331,277
Nkarta, Inc.
(a)
........................ 120,026 199,243
Nurix Therapeutics, Inc.
(a) (b)
.............. 169,909 1,935,264
Nuvectis Pharma, Inc.
(a) (b)
............... 28,811 215,218
Ocugen, Inc.
(a) (b)
...................... 57,544 55,841

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Olema Pharmaceuticals, Inc.
(a) (b)
........... 133,571 $ 569,013
OnKure Therapeutics, Inc.
(a)
.............. 19,941 47,659
Organogenesis Holdings, Inc. , Class A
(a) (b)
.... 153,363 561,309
ORIC Pharmaceuticals, Inc.
(a)
............ 100,848 1,023,607
Oruka Therapeutics, Inc.
(b)
............... 55,729 624,722
OS Therapies, Inc.
(a) (b)
.................. 26,754 50,298
Outlook Therapeutics, Inc.
(a)
.............. 47,050 75,280
Ovid therapeutics, Inc.
(a)
................ 29,571 9,756
Palvella Therapeutics, Inc.
(a)
............. 15,211 342,856
PDS Biotechnology Corp.
(a) (b)
............. 100,153 133,204
PepGen, Inc.
(a)
...................... 37,813 41,972
Perspective Therapeutics, Inc.
(a)
........... 133,591 459,553
PMV Pharmaceuticals, Inc.
(a) (b)
............ 96,468 102,256
Praxis Precision Medicines, Inc.
(a)
.......... 40,170 1,689,149
Precigen, Inc.
(a) (b)
..................... 336,368 477,643
Precision BioSciences, Inc.
(a) (b)
............ 18,642 78,296
Prelude Therapeutics, Inc.
(a)
.............. 6,168 4,992
Prime Medicine, Inc.
(a)
.................. 130,912 323,353
Protalix BioTherapeutics, Inc.
(a) (b)
.......... 156,226 231,215
Protara Therapeutics, Inc.
(a)
.............. 72,263 218,957
Puma Biotechnology, Inc.
(a)
.............. 95,250 326,708
Pyxis Oncology, Inc.
(a)
.................. 107,532 118,285
Q32 Bio, Inc.
(a)
....................... 2,867 4,272
Quince Therapeutics, Inc.
(a)
.............. 76,202 125,733
Rallybio Corp.
(a)
...................... 11,649 3,937
Rein Therapeutics, Inc.
(a) (b)
............... 45,674 63,944
Renovaro, Inc.
(a)
..................... 55,723 16,098
Replimune Group, Inc.
(a) (b)
............... 147,737 1,372,477
Rezolute, Inc.
(a) (b)
..................... 150,157 669,700
Rigel Pharmaceuticals, Inc.
(a)
............. 39,521 740,228
SAB Biotherapeutics, Inc.
(a)
.............. 667 1,167
Sagimet Biosciences, Inc. , Class A
(a) (b)
....... 55,167 420,373
Savara, Inc.
(a) (b)
...................... 283,643 646,706
SELLAS Life Sciences Group, Inc.
(a) (b)
....... 200,123 438,269
Senti Biosciences, Inc.
(a)
................ 16,628 35,085
Sera Prognostics, Inc. , Class A
(a) (b)
......... 62,867 174,142
Seres Therapeutics, Inc.
(a) (b)
.............. 13,572 150,785
Serina Therapeutics, Inc.
(a)
.............. 8,131 50,087
Shattuck Labs, Inc.
(a)
.................. 17,774 14,073
Sionna Therapeutics, Inc.
(a)
.............. 20,763 360,238
Skye Bioscience, Inc.
(a)
................. 42,282 176,739
Solid Biosciences, Inc.
(a) (b)
............... 147,209 716,908
Stoke Therapeutics, Inc.
(a) (b)
.............. 92,007 1,044,279
Surrozen, Inc.
(a)
...................... 11,662 104,258
Sutro Biopharma, Inc.
(a)
................. 177,741 126,889
Tango Therapeutics, Inc.
(a) (b)
.............. 169,905 869,914
Taysha Gene Therapies, Inc.
(a) (b)
........... 371,837 858,944
Tectonic Therapeutic, Inc.
(a) (b)
............. 23,861 474,118
Tenaya Therapeutics, Inc.
(a)
.............. 23,358 14,276
Tevogen Bio Holdings, Inc.
(a) (b)
............ 60,061 75,076
Tonix Pharmaceuticals Holding Corp.
(a) (b)
..... 12,749 458,709
Tourmaline Bio, Inc.
(a)
.................. 42,783 684,100
TriSalus Life Sciences, Inc.
(a)
............. 36,654 199,764
TScan Therapeutics, Inc.
(a) (b)
............. 97,728 141,706
TuHURA Biosciences, Inc.
(a) (b)
............ 51,840 115,603
Tyra Biosciences, Inc.
(a) (b)
............... 54,052 517,278
UroGen Pharma Ltd.
(a) (b)
................ 82,849 1,135,031
Vanda Pharmaceuticals, Inc.
(a)
............ 125,186 590,878
Verastem, Inc.
(a) (b)
..................... 101,804 422,487
Verve Therapeutics, Inc.
(a)
............... 154,104 1,730,588
Vigil Neuroscience, Inc.
(a)
............... 62,795 499,220
Viridian Therapeutics, Inc.
(a) (b)
............. 156,521 2,188,164
Vistagen Therapeutics, Inc.
(a)
............. 65,012 130,024
Voyager Therapeutics, Inc.
(a)
............. 104,585 325,259
vTv Therapeutics, Inc. , Class A
(a)
.......... 3,438 50,676
Security
Shares
Shares Value
Biotechnology (continued)
Werewolf Therapeutics, Inc.
(a)
............ 10,714 $ 11,678
Whitehawk Therapeutics, Inc.
(a) (b)
.......... 88,847 166,144
X4 Pharmaceuticals, Inc.
(a)
.............. 2,429 4,615
XBiotech, Inc.
(a)
...................... 44,837 133,166
XOMA Royalty Corp.
(a)
................. 21,328 537,466
Y-mAbs Therapeutics, Inc.
(a) (b)
............ 82,664 372,815
Zenas Biopharma, Inc.
(a) (b)
............... 36,432 353,026
Zentalis Pharmaceuticals, Inc.
(a)
........... 127,877 148,337
Zura Bio Ltd. , Class A
(a)
................. 110,305 115,820
Zymeworks, Inc.
(a) (b)
................... 110,463 1,386,311
85,651,337
Broadline Retail — 0.2%
(a)(b)
1stdibs.com, Inc. ..................... 56,186 154,512
Groupon, Inc. ....................... 56,398 1,886,513
2,041,025
Building Products — 0.5%
Alpha Pro Tech Ltd.
(a)
.................. 21,202 99,437
Caesarstone Ltd.
(a) (b)
................... 45,129 88,904
Insteel Industries, Inc. .................. 41,964 1,561,480
Quanex Building Products Corp. ........... 106,765 2,017,859
3,767,680
Capital Markets — 0.5%
Aether Holdings, Inc.
(a) (b)
................ 4,657 63,545
AlTi Global, Inc. , Class A
(a)
............... 97,126 403,073
B Riley Financial, Inc.
(a)
................. 36,701 109,002
Bakkt Holdings, Inc. , Class A
(a) (b)
........... 11,885 165,796
Binah Capital Group, Inc.
(a) (b)
............. 9,469 19,222
Diamond Hill Investment Group, Inc. ........ 6,163 895,545
Dominari Holdings, Inc. ................. 15,879 86,382
Forge Global Holdings, Inc.
(a) (b)
............ 22,879 435,616
Great Elm Group, Inc.
(a)
................ 30,244 63,815
Hennessy Advisors, Inc. ................ 10,883 137,126
Heritage Global, Inc.
(a) (b)
................ 69,805 154,967
MarketWise, Inc. ..................... 4,903 97,030
MDB Capital Holdings LLC , Class A
(a)
....... 1,642 6,814
Open Lending Corp. , Class A
(a)
............ 229,538 445,304
Siebert Financial Corp.
(a) (b)
............... 31,657 139,924
Silvercrest Asset Management Group, Inc. , Class
A ............................. 18,394 291,729
Value Line, Inc. ...................... 1,728 67,651
Westwood Holdings Group, Inc. ........... 16,832 262,579
3,845,120
Chemicals — 1.1%
AdvanSix, Inc. ....................... 59,007 1,401,416
American Vanguard Corp.
(a)
.............. 58,335 228,673
Arq, Inc.
(a)
.......................... 70,912 380,797
ASP Isotopes, Inc.
(a) (b)
.................. 127,519 938,540
Aspen Aerogels, Inc.
(a) (b)
................ 150,112 888,663
Core Molding Technologies, Inc.
(a) (b)
......... 19,044 315,940
Flexible Solutions International, Inc. ........ 15,006 72,779
Flotek Industries, Inc.
(a)
................. 32,018 472,586
Ginkgo Bioworks Holdings, Inc.
(a) (b)
......... 78,450 882,563
Intrepid Potash, Inc.
(a)
.................. 24,395 871,633
Koppers Holdings, Inc. ................. 43,358 1,393,960
Northern Technologies International Corp. .... 17,827 132,098
Rayonier Advanced Materials, Inc.
(a)
........ 144,472 556,217
Solesence, Inc.
(a)
..................... 39,044 170,232
Trinseo plc ......................... 76,274 237,975
Valhi, Inc. .......................... 5,449 88,056
9,032,128

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies — 1.4%
ACCO Brands Corp. ................... 196,046 $ 701,845
Acme United Corp. .................... 7,117 295,000
Bridger Aerospace Group Holdings, Inc.
(a)
.... 72,796 140,496
CECO Environmental Corp.
(a) (b)
........... 65,772 1,862,005
CompX International, Inc. ............... 3,450 91,666
Ennis, Inc. ......................... 55,925 1,014,480
Enviri Corp.
(a) (b)
...................... 171,612 1,489,592
Interface, Inc. ....................... 130,572 2,732,872
Knightscope, Inc. , Class A
(a)
.............. 14,575 72,000
LanzaTech Global, Inc.
(a)
................ 44,479 12,063
Liquidity Services, Inc.
(a)
................ 52,218 1,231,823
Mobile Infrastructure Corp.
(a) (b)
............ 32,609 147,719
NL Industries, Inc. .................... 18,790 120,256
Odyssey Marine Exploration, Inc.
(a) (b)
........ 57,999 68,439
Perma-Fix Environmental Services, Inc.
(a) (b)
... 38,797 408,144
Quad/Graphics, Inc. , Class A ............. 64,977 367,120
Quest Resource Holding Corp.
(a)
........... 35,310 71,326
Team, Inc.
(a) (b)
....................... 6,186 112,585
Virco Mfg. Corp. ..................... 24,749 197,497
11,136,928
Communications Equipment — 2.1%
ADTRAN Holdings, Inc.
(a)
............... 167,811 1,505,265
Applied Optoelectronics, Inc.
(a) (b)
........... 120,937 3,106,872
Aviat Networks, Inc.
(a) (b)
................. 25,990 625,060
BK Technologies Corp.
(a)
................ 6,113 288,106
Clearfield, Inc.
(a) (b)
..................... 26,382 1,145,243
CommScope Holding Co., Inc.
(a)
........... 480,074 3,975,013
Comtech Telecommunications Corp.
(a) (b)
...... 59,814 146,544
Digi International, Inc.
(a) (b)
............... 82,033 2,859,670
Franklin Wireless Corp.
(a) (b)
.............. 20,152 84,235
Genasys, Inc.
(a) (b)
..................... 93,765 162,213
Inseego Corp.
(a) (b)
..................... 27,750 228,660
KVH Industries, Inc.
(a)
.................. 29,626 157,907
Lantronix, Inc.
(a) (b)
..................... 72,185 207,171
NETGEAR, Inc.
(a)
..................... 62,535 1,817,892
Network-1 Technologies, Inc. ............. 4,074 4,970
Ribbon Communications, Inc.
(a)
........... 210,322 843,391
17,158,212
Construction & Engineering — 1.7%
Bowman Consulting Group Ltd.
(a)
.......... 31,553 907,149
Concrete Pumping Holdings, Inc. .......... 50,704 311,830
Great Lakes Dredge & Dock Corp.
(a)
........ 150,088 1,829,573
INNOVATE Corp.
(a)
.................... 13,165 67,800
JFB Construction Holdings , Class A
(a)
....... 2,682 17,741
Limbach Holdings, Inc.
(a)
................ 23,869 3,344,047
Matrix Service Co.
(a)
................... 59,847 808,533
NWPX Infrastructure, Inc.
(a)
.............. 21,795 893,813
Orion Group Holdings, Inc.
(a)
............. 84,631 767,603
Shimmick Corp.
(a)
..................... 6,198 10,846
Southland Holdings, Inc.
(a) (b)
.............. 24,006 100,345
Tutor Perini Corp.
(a)
................... 100,201 4,687,403
13,746,683
Construction Materials — 0.0%
Smith-Midland Corp.
(a) (b)
................ 6,248 209,683
Consumer Finance — 1.5%
Atlanticus Holdings Corp.
(a) (b)
............. 11,980 655,905
Consumer Portfolio Services, Inc.
(a)
......... 20,787 204,336
Dave, Inc. , Class A
(a) (b)
................. 20,861 5,599,301
DeFi Development Corp.
(a)
............... 11,649 249,754
LendingTree, Inc.
(a)
.................... 25,071 929,382
Medallion Financial Corp. ............... 36,711 349,856
NerdWallet, Inc. , Class A
(a)
............... 92,837 1,018,422
Security
Shares
Shares Value
Consumer Finance (continued)
Old Market Capital Corp.
(a) (b)
............. 10,897 $ 59,716
Oportun Financial Corp.
(a) (b)
.............. 75,068 537,487
OppFi, Inc. , Class A ................... 54,461 761,909
Regional Management Corp. ............. 20,808 607,802
Vroom, Inc.
(a) (b)
....................... 1,931 55,053
World Acceptance Corp.
(a) (b)
.............. 7,581 1,251,775
12,280,698
Consumer Staples Distribution & Retail — 0.5%
HF Foods Group, Inc.
(a)
................. 89,839 285,688
Natural Grocers by Vitamin Cottage, Inc. ..... 28,655 1,124,709
SpartanNash Co. ..................... 75,992 2,013,028
Village Super Market, Inc. , Class A ......... 20,618 793,793
4,217,218
Containers & Packaging — 0.2%
Myers Industries, Inc. .................. 83,351 1,207,756
Ranpak Holdings Corp. , Class A
(a)
......... 105,285 375,867
1,583,623
Distributors — 0.2%
A-Mark Precious Metals, Inc. ............. 42,659 946,177
AMCON Distributing Co. ................ 272 29,947
Weyco Group, Inc. .................... 13,817 458,172
1,434,296
Diversified Consumer Services — 0.6%
American Public Education, Inc.
(a) (b)
......... 39,043 1,189,250
Carriage Services, Inc. ................. 31,959 1,461,805
European Wax Center, Inc. , Class A
(a)
....... 65,457 368,523
Legacy Education, Inc.
(a)
................ 19,037 212,834
Lincoln Educational Services Corp.
(a)
........ 66,863 1,541,192
Nerdy, Inc. , Class A
(a) (b)
................. 130,622 212,914
Regis Corp.
(a)
....................... 4,639 103,403
Zspace, Inc.
(a) (b)
...................... 4,160 13,561
5,103,482
Diversified REITs — 0.6%
Alpine Income Property Trust, Inc. ......... 28,392 417,646
CTO Realty Growth, Inc. ................ 68,413 1,180,809
Gladstone Commercial Corp. ............. 103,304 1,480,346
Modiv Industrial, Inc. , Class C ............ 20,953 295,018
NexPoint Diversified Real Estate Trust ...... 78,306 328,102
One Liberty Properties, Inc. .............. 41,489 989,928
4,691,849
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(a) (b)
...................... 29,029 744,594
ATN International, Inc. ................. 22,301 362,391
Bandwidth, Inc. , Class A
(a)
............... 60,326 959,183
IDT Corp. , Class B .................... 36,665 2,504,953
4,571,121
Electric Utilities — 0.2%
Genie Energy Ltd. , Class B .............. 48,014 1,290,616
Electrical Equipment — 1.9%
Allient, Inc. ......................... 32,342 1,174,338
American Superconductor Corp.
(a) (b)
........ 85,953 3,153,615
Amprius Technologies, Inc.
(a) (b)
............ 209,076 880,210
Blink Charging Co.
(a)
................... 23,724 22,298
Broadwind, Inc.
(a) (b)
.................... 43,954 79,557
Complete Solaria, Inc.
(a) (b)
............... 134,564 247,598
Energy Vault Holdings, Inc.
(a)
............. 12,266 8,792
Espey Mfg. & Electronics Corp. ........... 4,698 214,746
FTC Solar, Inc.
(a)
..................... 15,192 68,820
FuelCell Energy, Inc.
(a) (b)
................ 47,777 268,029
Hyliion Holdings Corp. , Class A
(a) (b)
......... 290,432 383,370

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Ideal Power, Inc.
(a)
.................... 16,939 $ 76,734
KULR Technology Group, Inc.
(a)
........... 73,863 526,643
LSI Industries, Inc. .................... 59,766 1,016,620
NANO Nuclear Energy, Inc.
(a) (b)
............ 60,041 2,070,814
NeoVolta, Inc.
(a) (b)
..................... 64,287 212,147
Power Solutions International, Inc.
(a) (b)
....... 14,711 951,507
Preformed Line Products Co. ............. 5,442 869,686
Servotronics, Inc.
(a)
.................... 2,043 95,898
SKYX Platforms Corp.
(a) (b)
............... 138,062 144,275
SolarMax Technology, Inc.
(a)
.............. 69,892 76,182
Stem, Inc.
(a) (b)
....................... 2,292 14,278
T1 Energy, Inc.
(a) (b)
.................... 249,907 307,386
Thermon Group Holdings, Inc.
(a)
........... 75,099 2,108,780
Tigo Energy, Inc.
(a)
.................... 5,244 6,686
TPI Composites, Inc.
(a)
................. 8,630 7,416
Ultralife Corp.
(a)
...................... 23,011 206,639
Zeo Energy Corp.
(a)
................... 9,368 27,167
15,220,231
Electronic Equipment, Instruments & Components — 3.8%
908 Devices, Inc.
(a) (b)
................... 61,471 438,288
Aeva Technologies, Inc.
(a) (b)
.............. 68,039 2,571,194
Airgain, Inc.
(a)
....................... 22,773 94,508
AmpliTech Group, Inc.
(a)
................ 37,110 78,673
Arlo Technologies, Inc.
(a) (b)
............... 223,720 3,794,291
Bel Fuse, Inc. , Class A ................. 3,710 333,344
Bel Fuse, Inc. , Class B, NVS
(b)
............ 23,432 2,289,072
Climb Global Solutions, Inc. .............. 8,700 930,117
Coda Octopus Group, Inc.
(a) (b)
............ 12,346 100,990
Daktronics, Inc.
(a) (b)
.................... 92,847 1,403,847
Evolv Technologies Holdings, Inc.
(a) (b)
....... 260,896 1,627,991
FARO Technologies, Inc.
(a)
............... 42,789 1,879,293
Focus Universal, Inc.
(a)
................. 6,853 28,029
Frequency Electronics, Inc. .............. 14,764 335,290
Identiv, Inc.
(a) (b)
....................... 46,124 150,364
Key Tronic Corp.
(a)
.................... 1,426 4,078
Kimball Electronics, Inc.
(a)
............... 54,724 1,052,343
LGL Group, Inc. (The)
(a)
................ 8,067 61,471
LightPath Technologies, Inc. , Class A
(a) (b)
..... 83,509 257,208
Lightwave Logic, Inc.
(a)
................. 23,963 29,714
Methode Electronics, Inc. ............... 75,945 722,237
MicroVision, Inc.
(a) (b)
................... 549,836 626,813
M-Tron Industries, Inc.
(a)
................ 5,429 228,018
Neonode, Inc.
(a) (b)
..................... 23,466 598,383
nLight, Inc.
(a)
........................ 108,251 2,130,380
Ouster, Inc. , Class A
(a)
.................. 114,393 2,774,030
Powerfleet, Inc.
(a)
..................... 280,693 1,209,787
Red Cat Holdings, Inc.
(a) (b)
............... 168,054 1,223,433
Research Frontiers, Inc.
(a) (b)
.............. 61,504 99,637
RF Industries Ltd.
(a)
................... 18,788 121,558
Richardson Electronics Ltd. .............. 27,042 260,955
ScanSource, Inc.
(a)
.................... 49,116 2,053,540
SmartRent, Inc. , Class A
(a)
............... 13,702 13,565
Sono-Tek Corp.
(a)
..................... 15,663 59,519
Syntec Optics Holdings, Inc.
(a)
............ 12,492 16,739
Unusual Machines, Inc.
(a)
............... 33,769 289,400
Vishay Precision Group, Inc.
(a) (b)
........... 26,873 755,131
Vuzix Corp.
(a) (b)
...................... 144,027 420,559
Wrap Technologies, Inc.
(a) (b)
.............. 77,353 120,671
31,184,460
Energy Equipment & Services — 1.2%
Bristow Group, Inc.
(a) (b)
................. 64,129 2,114,333
Dawson Geophysical Co.
(a)
.............. 15,274 22,300
DMC Global, Inc.
(a)
.................... 43,414 349,917
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Drilling Tools International Corp.
(a) (b)
......... 39,637 $ 112,966
Energy Services of America Corp.
(b)
........ 26,146 259,891
Forum Energy Technologies, Inc.
(a)
......... 24,956 485,893
Geospace Technologies Corp.
(a)
........... 26,639 379,872
Gulf Island Fabrication, Inc.
(a) (b)
............ 33,582 223,320
KLX Energy Services Holdings, Inc.
(a) (b)
...... 32,916 61,553
Mammoth Energy Services, Inc.
(a)
.......... 54,288 152,006
MIND Technology, Inc.
(a) (b)
............... 17,661 149,059
National Energy Services Reunited Corp.
(a) (b)
.. 124,987 752,422
Natural Gas Services Group, Inc.
(a)
......... 22,819 588,958
NCS Multistage Holdings, Inc.
(a)
........... 1,800 53,154
Oil States International, Inc.
(a)
............. 131,488 704,776
Ranger Energy Services, Inc. , Class A ....... 38,555 460,347
SEACOR Marine Holdings, Inc.
(a)
.......... 46,309 236,176
Select Water Solutions, Inc. , Class A ........ 209,627 1,811,177
Smart Sand, Inc. ..................... 65,748 132,154
TETRA Technologies, Inc.
(a) (b)
............. 285,162 958,144
10,008,418
Entertainment — 0.4%
Cineverse Corp.
(a)
.................... 29,317 140,135
CuriosityStream, Inc. , Class A ............ 71,756 403,986
Eventbrite, Inc. , Class A
(a)
............... 166,844 438,800
Gaia, Inc. , Class A
(a)
................... 38,083 167,184
Golden Matrix Group, Inc.
(a) (b)
............. 33,374 56,736
LiveOne, Inc.
(a)
...................... 11,880 8,968
Marcus Corp. (The) ................... 53,392 900,189
Mega Matrix, Inc.
(a)
.................... 7,893 9,156
Playstudios, Inc. , Class A
(a)
.............. 197,545 258,784
PodcastOne, Inc.
(a)
.................... 9,747 23,685
Reading International, Inc. , Class A, NVS
(a)
... 6,681 8,953
Reservoir Media, Inc.
(a)
................. 45,653 350,159
Skillz, Inc. , Class A
(a) (b)
................. 25,004 170,527
Starz Entertainment Corp. ............... 29,121 467,975
3,405,237
Financial Services — 1.1%
Acacia Research Corp.
(a) (b)
............... 76,678 274,507
Alerus Financial Corp. ................. 50,657 1,096,217
Better Home & Finance Holding Co.
(a)
....... 10,903 135,088
Cantaloupe, Inc.
(a)
.................... 119,376 1,311,942
Cass Information Systems, Inc. ........... 27,388 1,190,009
Finance of America Cos., Inc. , Class A
(a)
..... 9,936 231,707
FlexShopper, Inc.
(a)
................... 24,094 28,913
International Money Express, Inc.
(a)
......... 63,040 636,074
loanDepot, Inc. , Class A
(a) (b)
.............. 181,998 231,137
NewtekOne, Inc. ..................... 55,893 630,473
Onity Group, Inc.
(a)
.................... 14,887 568,237
Paysign, Inc.
(a)
....................... 77,143 555,430
Priority Technology Holdings, Inc.
(a)
......... 56,020 435,836
Security National Financial Corp. , Class A
(a)
... 32,559 320,706
SWK Holdings Corp. .................. 7,004 103,239
Triller Group, Inc.
(a) (b)
................... 215,989 200,978
Usio, Inc.
(a)
......................... 38,090 58,278
Velocity Financial, Inc.
(a)
................ 25,161 466,485
Waterstone Financial, Inc. ............... 35,813 494,577
XBP Europe Holdings, Inc.
(a) (b)
............ 24,261 22,563
8,992,396
Food Products — 0.7%
Alico, Inc. .......................... 12,120 396,082
Barfresh Food Group, Inc.
(a)
.............. 12,148 42,032
Beyond Meat, Inc.
(a) (b)
.................. 165,151 576,377
Bridgford Foods Corp.
(a) (b)
............... 3,392 26,763
Calavo Growers, Inc. .................. 37,831 1,005,926
Farmer Bros Co.
(a)
.................... 37,184 50,942

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Forafric Global plc
(a) (b)
.................. 11,472 $ 89,482
Laird Superfood, Inc.
(a)
................. 19,474 122,686
Lifeway Foods, Inc.
(a)
.................. 11,535 284,338
Limoneira Co. ....................... 37,449 586,077
Mama's Creations, Inc.
(a)
................ 76,560 635,448
Seneca Foods Corp. , Class A
(a)
........... 10,338 1,048,583
SunOpta, Inc.
(a)
...................... 216,279 1,254,418
6,119,154
Gas Utilities — 0.1%
RGC Resources, Inc. .................. 18,860 422,087
Ground Transportation — 0.4%
Armlogi Holding Corp.
(a)
................ 22,147 35,878
Covenant Logistics Group, Inc. , Class A ...... 36,826 887,875
FTAI Infrastructure, Inc. ................. 220,545 1,360,763
PAMT Corp.
(a)
....................... 13,455 173,166
Proficient Auto Logistics, Inc.
(a) (b)
........... 52,875 383,872
Universal Logistics Holdings, Inc. .......... 15,174 385,116
3,226,670
Health Care Equipment & Supplies — 3.2%
Accuray, Inc.
(a)
....................... 227,145 311,189
AngioDynamics, Inc.
(a)
................. 87,163 864,657
Anteris Technologies Global Corp.
(a)
........ 48,198 182,670
Apyx Medical Corp.
(a)
.................. 72,401 162,902
Artivion, Inc.
(a)
....................... 85,855 2,670,090
AxoGen, Inc.
(a)
....................... 98,486 1,068,573
Bioventus, Inc. , Class A
(a)
............... 103,405 684,541
Butterfly Network, Inc. , Class A
(a) (b)
......... 430,665 861,330
Ceribell, Inc.
(a)
....................... 55,922 1,047,419
Cerus Corp.
(a)
....................... 419,547 591,561
ClearPoint Neuro, Inc.
(a) (b)
............... 58,172 694,574
CVRx, Inc.
(a)
........................ 36,018 211,786
CytoSorbents Corp.
(a) (b)
................. 109,159 139,723
Delcath Systems, Inc.
(a)
................. 66,437 903,543
ElectroCore, Inc.
(a) (b)
................... 13,296 70,203
Electromed, Inc.
(a) (b)
................... 15,664 344,451
Envoy Medical, Inc. , Class A
(a)
............ 21,567 30,625
enVVeno Medical Corp.
(a) (b)
.............. 39,301 156,811
Femasys, Inc.
(a) (b)
..................... 52,985 51,173
FONAR Corp.
(a) (b)
..................... 13,778 206,119
Fractyl Health, Inc.
(a)
................... 59,650 96,633
HeartBeam, Inc.
(a) (b)
................... 58,808 73,510
Inogen, Inc.
(a) (b)
...................... 53,363 375,142
InspireMD, Inc.
(a)
..................... 33,910 76,976
iRadimed Corp. ...................... 18,300 1,094,157
Kewaunee Scientific Corp.
(a) (b)
............ 4,947 290,389
KORU Medical Systems, Inc.
(a)
............ 95,086 340,408
LENSAR, Inc.
(a)
...................... 20,751 273,291
Lucid Diagnostics, Inc.
(a)
................ 154,360 177,514
Microbot Medical, Inc.
(a)
................ 77,854 196,192
Modular Medical, Inc.
(a)
................. 107,975 80,441
Monogram Technologies, Inc.
(a) (b)
.......... 52,693 152,283
Myomo, Inc.
(a) (b)
...................... 72,992 157,663
Neuronetics, Inc.
(a) (b)
................... 81,028 282,788
NeuroPace, Inc.
(a)
.................... 49,972 556,688
Odysight.ai, Inc.
(a)
.................... 11,442 58,354
OraSure Technologies, Inc.
(a)
............. 168,795 506,385
Orchestra BioMed Holdings, Inc.
(a)
......... 52,951 141,909
Orthofix Medical, Inc.
(a)
................. 87,100 971,165
OrthoPediatrics Corp.
(a) (b)
................ 38,004 816,326
Outset Medical, Inc.
(a) (b)
................. 31,965 614,048
Owlet, Inc. , Class A
(a) (b)
................. 23,037 193,511
Precision Optics Corp., Inc.
(a)
............. 13,472 65,609
Pro-Dex, Inc.
(a) (b)
..................... 4,744 207,028
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Pulmonx Corp.
(a)
..................... 85,567 $ 221,618
Pulse Biosciences, Inc.
(a) (b)
............... 39,785 600,356
Retractable Technologies, Inc.
(a)
........... 4,032 2,578
Rockwell Medical, Inc.
(a)
................ 70,805 60,043
Sanara Medtech, Inc.
(a) (b)
................ 6,940 197,027
SANUWAVE Health, Inc.
(a)
............... 11,753 386,204
Semler Scientific, Inc.
(a) (b)
................ 18,791 727,963
Sensus Healthcare, Inc.
(a) (b)
.............. 31,882 151,121
SI-BONE, Inc.
(a)
...................... 85,696 1,612,799
Sight Sciences, Inc.
(a)
.................. 92,562 382,281
Spectral AI, Inc. , Class A
(a) (b)
.............. 36,986 91,725
Stereotaxis, Inc.
(a) (b)
................... 128,307 272,011
Surmodics, Inc.
(a)
..................... 31,273 929,121
Tactile Systems Technology, Inc.
(a) (b)
........ 52,689 534,266
Tela Bio, Inc.
(a) (b)
...................... 66,314 128,649
Utah Medical Products, Inc. .............. 7,013 399,180
Vicarious Surgical, Inc. , Class A
(a)
.......... 6,653 49,897
Vivani Medical, Inc.
(a) (b)
................. 67,826 87,496
Zimvie, Inc.
(a)
........................ 61,507 575,090
Zynex, Inc.
(a) (b)
....................... 35,430 91,409
26,553,184
Health Care Providers & Services — 1.4%
AirSculpt Technologies, Inc.
(a) (b)
........... 28,676 138,505
Aveanna Healthcare Holdings, Inc.
(a)
........ 104,984 549,066
Castle Biosciences, Inc.
(a)
............... 63,780 1,302,388
Cross Country Healthcare, Inc.
(a)
.......... 70,212 916,267
Cryo-Cell International, Inc.
(b)
............. 10,953 56,846
DocGo, Inc.
(a) (b)
...................... 204,352 320,833
InfuSystem Holdings, Inc.
(a)
.............. 44,772 279,377
Joint Corp. (The)
(a) (b)
................... 34,413 397,126
ModivCare, Inc.
(a)
..................... 4,218 13,160
Nano-X Imaging Ltd.
(a) (b)
................ 144,211 745,571
National Research Corp. ................ 28,338 476,078
NeueHealth, Inc.
(a)
.................... 7,278 50,218
Nutex Health, Inc.
(a)
................... 7,697 958,200
Oncology Institute, Inc. (The)
(a) (b)
........... 132,060 270,723
P3 Health Partners, Inc.
(a) (b)
.............. 2,571 16,197
Pennant Group, Inc. (The)
(a)
.............. 76,322 2,278,212
Performant Healthcare, Inc.
(a)
............. 157,349 629,396
Prenetics Global Ltd. , Class A
(a)
........... 22,747 191,985
Quipt Home Medical Corp.
(a) (b)
............ 82,651 147,945
SBC Medical Group Holdings, Inc.
(a)
........ 12,183 56,529
Sonida Senior Living, Inc.
(a) (b)
............. 12,317 307,309
Talkspace, Inc.
(a) (b)
.................... 276,318 768,164
Viemed Healthcare, Inc.
(a)
............... 78,203 540,383
11,410,478
Health Care REITs — 0.5%
Diversified Healthcare Trust .............. 494,825 1,771,473
Global Medical REIT, Inc. ............... 143,488 994,372
Strawberry Fields REIT, Inc.
(b)
............ 16,516 174,079
Universal Health Realty Income Trust ....... 28,998 1,159,050
4,098,974
Health Care Technology — 0.8%
CareCloud, Inc.
(a) (b)
.................... 78,269 184,715
Claritev Corp.
(a) (b)
..................... 15,822 714,047
Firefly Neuroscience, Inc.
(a) (b)
............. 14,436 40,854
Forian, Inc.
(a)
........................ 33,888 66,420
Health Catalyst, Inc.
(a)
.................. 153,654 579,276
HealthStream, Inc. .................... 55,065 1,523,649
iCAD, Inc.
(a) (b)
....................... 58,944 224,577
LifeMD, Inc.
(a)
....................... 82,683 1,126,142
OptimizeRx Corp.
(a) (b)
.................. 38,782 523,557
Simulations Plus, Inc. .................. 37,481 654,043

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology (continued)
TruBridge, Inc.
(a) (b)
.................... 22,483 $ 526,552
6,163,832
Hotel & Resort REITs — 0.1%
Ashford Hospitality Trust, Inc.
(a) (b)
.......... 12,726 76,610
Braemar Hotels & Resorts, Inc. ........... 131,962 323,307
Chatham Lodging Trust ................. 104,501 728,372
1,128,289
Hotels, Restaurants & Leisure — 1.8%
Allied Gaming & Entertainment, Inc.
(a)
....... 28,581 74,025
Ark Restaurants Corp.
(a)
................ 3,804 34,712
Bally's Corp.
(a)
....................... 16,275 155,915
Biglari Holdings, Inc. , Class B, NVS
(a) (b)
...... 1,519 443,867
BJ's Restaurants, Inc.
(a) (b)
............... 48,334 2,155,696
Canterbury Park Holding Corp. ............ 6,075 116,822
Century Casinos, Inc.
(a)
................. 59,283 125,384
Denny's Corp.
(a) (b)
..................... 113,235 464,264
El Pollo Loco Holdings, Inc.
(a) (b)
............ 59,560 655,756
FAT Brands, Inc. , Class A ............... 13,879 33,032
Flanigan's Enterprises, Inc. .............. 1,386 48,122
Full House Resorts, Inc.
(a)
............... 76,538 280,129
Golden Entertainment, Inc. .............. 43,840 1,290,211
Inspired Entertainment, Inc.
(a)
............. 56,005 457,561
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 14,109 1,214,503
Lindblad Expeditions Holdings, Inc.
(a)
........ 84,447 985,496
Nathan's Famous, Inc. ................. 5,938 656,624
ONE Group Hospitality, Inc. (The)
(a)
......... 57,786 234,033
PlayAGS, Inc.
(a)
...................... 90,508 1,130,445
Potbelly Corp.
(a)
...................... 57,374 702,832
Pursuit Attractions & Hospitality, Inc.
(a) (b)
...... 47,922 1,381,591
Rave Restaurant Group, Inc.
(a)
............ 22,042 60,615
RCI Hospitality Holdings, Inc. ............. 18,486 704,686
Red Robin Gourmet Burgers, Inc.
(a) (b)
........ 33,528 194,127
Serve Robotics, Inc.
(a) (b)
................. 88,726 1,015,025
14,615,473
Household Durables — 0.9%
Bassett Furniture Industries, Inc. .......... 18,169 276,169
Beazer Homes USA, Inc.
(a)
.............. 65,406 1,463,132
Ethan Allen Interiors, Inc. ............... 52,238 1,454,828
Flexsteel Industries, Inc. ................ 8,335 300,310
GoPro, Inc. , Class A
(a)
.................. 7,824 5,925
Hamilton Beach Brands Holding Co. , Class A .. 16,487 294,953
Hooker Furnishings Corp. ............... 23,757 251,349
Hovnanian Enterprises, Inc. , Class A
(a) (b)
..... 10,952 1,145,032
iRobot Corp.
(a) (b)
...................... 68,901 215,660
Koss Corp.
(a)
........................ 11,719 59,767
Legacy Housing Corp.
(a)
................ 19,481 441,440
Lifetime Brands, Inc. ................... 27,083 138,123
Live Ventures, Inc.
(a)
................... 2,936 51,028
Lovesac Co. (The)
(a) (b)
.................. 30,484 554,809
Purple Innovation, Inc.
(a)
................ 28,090 20,483
Traeger, Inc.
(a)
....................... 73,923 126,408
United Homes Group, Inc. , Class A
(a)
........ 21,667 62,834
Universal Electronics, Inc.
(a)
.............. 27,908 184,751
7,047,001
Household Products — 0.2%
Oil-Dri Corp. of America ................ 22,277 1,314,120
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Hallador Energy Co. ................... 70,155 1,110,554
Spruce Power Holding Corp.
(b)
............ 40,964 82,747
1,193,301
Security
Shares
Shares Value
Industrial REITs — 0.2%
Industrial Logistics Properties Trust ......... 120,243 $ 547,105
Plymouth Industrial REIT, Inc. ............ 92,396 1,483,880
2,030,985
Insurance — 1.7%
Ambac Financial Group, Inc.
(a)
............ 106,612 756,945
American Coastal Insurance Corp. ......... 54,887 610,343
Atlantic American Corp. ................ 8,804 18,753
Citizens, Inc. , Class A
(a) (b)
............... 102,235 356,800
Crawford & Co. , Class A, NVS ............ 36,524 386,424
Donegal Group, Inc. , Class A ............. 36,720 735,318
eHealth, Inc.
(a)
....................... 64,424 280,244
Fundamental Global, Inc.
(a)
.............. 213 3,541
GoHealth, Inc. , Class A
(a)
................ 10,835 60,134
Greenlight Capital Re Ltd. , Class A
(a)
........ 59,491 854,886
Heritage Insurance Holdings, Inc.
(a)
......... 50,265 1,253,609
Hippo Holdings, Inc.
(a)
.................. 40,193 1,122,591
Investors Title Co. .................... 3,238 684,189
James River Group Holdings Ltd. .......... 82,664 484,411
Kestrel Group Ltd. .................... 3,957 104,940
Kingstone Cos., Inc.
(a) (b)
................. 23,646 364,385
Kingsway Financial Services, Inc.
(a)
......... 41,161 557,320
MBIA, Inc.
(a)
........................ 102,455 444,655
NI Holdings, Inc.
(a)
.................... 15,516 197,674
Selectquote, Inc.
(a)
.................... 308,269 733,680
Tiptree, Inc. ........................ 52,866 1,246,580
United Fire Group, Inc. ................. 47,285 1,357,080
Universal Insurance Holdings, Inc. ......... 57,148 1,584,714
14,199,216
Interactive Media & Services — 1.4%
(a)
Angi, Inc.
(b)
......................... 97,743 1,491,558
Arena Group Holdings, Inc. (The) .......... 26,365 163,463
BuzzFeed, Inc.
(b)
..................... 45,714 91,428
DHI Group, Inc. ...................... 92,751 275,471
EverQuote, Inc. , Class A ................ 61,802 1,494,372
fuboTV, Inc.
(b)
....................... 751,320 2,900,095
Giftify, Inc. ......................... 44,882 67,323
IZEA Worldwide, Inc. .................. 30,556 77,001
MediaAlpha, Inc. , Class A ............... 74,755 818,567
Nextdoor Holdings, Inc. , Class A ........... 474,838 788,231
PSQ Holdings, Inc. , Class A
(b)
............ 67,485 138,344
QuinStreet, Inc. ...................... 122,225 1,967,823
System1, Inc. ....................... 444 2,455
Teads Holding Co. .................... 81,045 200,992
Travelzoo
(b)
......................... 14,269 181,644
TrueCar, Inc. ........................ 176,485 335,322
Zedge, Inc. , Class B ................... 25,209 101,088
11,095,177
IT Services — 2.2%
Applied Digital Corp.
(a) (b)
................ 397,909 4,006,944
Backblaze, Inc. , Class A
(a)
............... 120,132 660,726
BigBear.ai Holdings, Inc.
(a) (b)
.............. 650,961 4,420,025
Cloudastructure, Inc. , Class A
(a)
........... 4,229 9,346
Couchbase, Inc.
(a)
.................... 96,971 2,364,153
Crexendo, Inc.
(a)
..................... 31,755 192,753
CSP, Inc. .......................... 15,375 198,953
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 148,840 1,719,102
Hackett Group, Inc. (The) ............... 56,422 1,434,247
Information Services Group, Inc. ........... 79,218 380,246
Rackspace Technology, Inc.
(a)
............ 187,176 239,585
Research Solutions, Inc.
(a) (b)
.............. 63,492 182,222
TSS, Inc.
(a) (b)
........................ 40,966 1,181,050
Tucows, Inc. , Class A
(a) (b)
................ 15,193 299,454
Unisys Corp.
(a)
....................... 149,759 678,408

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
WidePoint Corp.
(a)
.................... 17,476 $ 59,768
18,026,982
Leisure Products — 0.6%
American Outdoor Brands, Inc.
(a) (b)
......... 26,999 282,140
Clarus Corp. ........................ 67,366 233,760
Escalade, Inc. ....................... 22,578 315,640
Funko, Inc. , Class A
(a) (b)
................. 78,011 371,332
JAKKS Pacific, Inc. ................... 20,037 416,369
Johnson Outdoors, Inc. , Class A ........... 11,947 361,636
Latham Group, Inc.
(a) (b)
................. 100,811 643,174
Marine Products Corp. ................. 19,625 167,009
MasterCraft Boat Holdings, Inc.
(a)
.......... 36,609 680,195
Outdoor Holding Co.
(a) (b)
................ 197,042 252,214
Smith & Wesson Brands, Inc. ............. 98,631 856,117
4,579,586
Life Sciences Tools & Services — 1.6%
(a)
Adaptive Biotechnologies Corp.
(b)
.......... 336,134 3,915,961
Akoya Biosciences, Inc. ................ 59,989 77,986
Alpha Teknova, Inc.
(b)
.................. 24,286 119,244
Atlantic International Corp.
(b)
............. 16,855 34,216
BioLife Solutions, Inc. .................. 85,551 1,842,769
Champions Oncology, Inc. ............... 19,331 142,469
Codexis, Inc. ........................ 183,666 448,145
Harvard Bioscience, Inc. ................ 20,025 8,887
Inotiv, Inc.
(b)
......................... 49,821 90,674
Lifecore Biomedical, Inc.
(b)
............... 61,888 502,531
MaxCyte, Inc.
(b)
...................... 226,900 494,642
Nautilus Biotechnology, Inc. .............. 17,316 12,552
Niagen Bioscience, Inc.
(b)
............... 117,774 1,697,123
OmniAb, Inc. ........................ 225,066 391,615
Personalis, Inc.
(b)
..................... 103,829 681,118
Quanterix Corp. ...................... 82,661 549,696
Quantum-Si, Inc. , Class A
(b)
.............. 316,539 620,416
Rapid Micro Biosystems, Inc. , Class A
(b)
...... 67,130 231,599
Seer, Inc. , Class A
(b)
................... 111,940 239,552
Standard BioTools, Inc.
(b)
................ 671,440 805,728
12,906,923
Machinery — 2.5%
374Water, Inc.
(a)
...................... 29,573 9,591
3D Systems Corp.
(a) (b)
.................. 300,292 462,450
AirJoule Technologies Corp.
(a) (b)
........... 43,354 200,729
Blue Bird Corp.
(a) (b)
.................... 72,555 3,131,474
Columbus McKinnon Corp. .............. 63,552 970,439
Commercial Vehicle Group, Inc.
(a)
.......... 74,095 122,998
Douglas Dynamics, Inc. ................ 50,962 1,501,850
Eastern Co. (The) .................... 12,865 293,579
FreightCar America, Inc.
(a)
............... 31,953 275,435
Gencor Industries, Inc.
(a)
................ 23,621 330,694
Graham Corp.
(a)
...................... 23,359 1,156,504
Hurco Cos., Inc.
(a)
.................... 13,279 250,973
Hyster-Yale, Inc. , Class A ............... 26,373 1,049,118
L B Foster Co. , Class A
(a)
................ 22,934 501,567
Laser Photonics Corp.
(a)
................ 10,662 28,681
Luxfer Holdings plc ................... 60,003 730,837
Manitowoc Co., Inc. (The)
(a)
.............. 77,558 932,247
Mayville Engineering Co., Inc.
(a) (b)
.......... 31,983 510,449
Microvast Holdings, Inc.
(a) (b)
.............. 448,326 1,627,423
Miller Industries, Inc. .................. 24,857 1,105,142
Nauticus Robotics, Inc.
(a)
................ 75,484 68,283
NN, Inc.
(a)
.......................... 103,019 216,340
Novusterra, Inc.
(a) (b) (c)
.................. 12,894 —
Palladyne AI Corp.
(a) (b)
.................. 57,331 496,487
Park-Ohio Holdings Corp. ............... 21,934 391,741
Security
Shares
Shares Value
Machinery (continued)
Perma-Pipe International Holdings, Inc.
(a) (b)
.... 16,223 $ 371,020
Rain Enhancement Technologies Holdco, Inc. ,
Class A
(a)
........................ 4,203 13,555
Richtech Robotics, Inc. , Class B
(a) (b)
........ 155,132 302,507
Shyft Group, Inc. (The) ................. 72,969 915,031
Taylor Devices, Inc.
(a)
.................. 6,931 300,805
Titan International, Inc.
(a)
................ 109,209 1,121,576
Twin Disc, Inc. ....................... 25,265 223,090
Wabash National Corp. ................. 92,410 982,318
Xos, Inc.
(a) (b)
........................ 7,112 21,478
20,616,411
Marine Transportation — 0.3%
Costamare Bulkers Holdings Ltd.
(a)
......... 19,156 166,082
Genco Shipping & Trading Ltd. ............ 88,495 1,156,630
Himalaya Shipping Ltd. ................. 66,923 386,146
Pangaea Logistics Solutions Ltd. .......... 67,631 317,866
Safe Bulkers, Inc. .................... 129,640 468,000
2,494,724
Media — 0.9%
Boston Omaha Corp. , Class A
(a) (b)
.......... 48,941 687,132
Cardlytics, Inc.
(a) (b)
.................... 114,958 189,106
Emerald Holding, Inc. .................. 31,168 151,165
Entravision Communications Corp. , Class A ... 139,622 323,923
EW Scripps Co. (The) , Class A
(a)
.......... 141,161 415,013
Fluent, Inc.
(a) (b)
....................... 22,137 44,274
Gambling.com Group Ltd.
(a) (b)
............. 37,044 440,453
Gannett Co., Inc.
(a)
.................... 316,667 1,133,668
GD Culture Group Ltd.
(a)
................ 27,226 102,370
Harte Hanks, Inc.
(a)
.................... 15,051 59,903
iHeartMedia, Inc. , Class A
(a) (b)
............. 267,333 470,506
Lee Enterprises, Inc.
(a) (b)
................ 9,622 61,100
Marchex, Inc. , Class B
(a)
................ 47,694 103,019
National CineMedia, Inc. ................ 144,064 697,990
Nexxen International Ltd.
(a)
.............. 79,886 831,613
Saga Communications, Inc. , Class A ........ 10,498 136,474
Thryv Holdings, Inc.
(a)
.................. 83,683 1,017,585
Townsquare Media, Inc. , Class A .......... 30,009 237,371
Urban One, Inc. , Class A
(a)
............... 12,234 19,819
Urban One, Inc. , Class D, NVS
(a)
.......... 3,514 2,217
WideOpenWest, Inc.
(a)
................. 113,412 460,453
7,585,154
Metals & Mining — 2.0%
5E Advanced Materials, Inc.
(a) (b)
........... 5,736 20,191
American Battery Technology Co.
(a) (b)
........ 181,281 293,675
American Infrastructure Corp.
(a) (b)
.......... 18,637 1
Ampco-Pittsburgh Corp.
(a)
............... 33,702 99,758
Ascent Industries Co.
(a) (b)
................ 17,793 224,370
Caledonia Mining Corp. plc .............. 37,042 715,651
Contango ORE, Inc.
(a)
.................. 19,206 374,133
Critical Metals Corp.
(a) (b)
................. 72,307 258,859
Dakota Gold Corp.
(a)
................... 193,039 712,314
Ferroglobe plc ....................... 269,733 989,920
Friedman Industries, Inc.
(b)
............... 14,785 244,840
Hycroft Mining Holding Corp. , Class A
(a) (b)
..... 46,390 145,201
i-80 Gold Corp.
(a) (b)
.................... 33,694 20,163
Idaho Strategic Resources, Inc.
(a) (b)
......... 27,735 362,774
Ivanhoe Electric, Inc.
(a) (b)
................ 193,388 1,754,029
Lifezone Metals Ltd.
(a)
.................. 62,766 258,596
Metallus, Inc.
(a)
...................... 82,623 1,273,220
NioCorp Developments Ltd.
(a) (b)
........... 115,969 270,208
Olympic Steel, Inc. .................... 22,240 724,802
Perpetua Resources Corp.
(a)
............. 104,014 1,262,730
Piedmont Lithium, Inc.
(a) (b)
............... 46,210 268,942

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Radius Recycling, Inc. , Class A ........... 62,619 $ 1,859,158
Ramaco Resources, Inc. , Class A .......... 79,836 1,049,045
Ramaco Resources, Inc. , Class B .......... 2,128 17,407
ReElement Technologies Corp.
(a)
.......... 31,713 23,902
SunCoke Energy, Inc. .................. 191,688 1,646,600
Tredegar Corp.
(a)
..................... 59,828 526,486
United States Antimony Corp.
(a) (b)
.......... 205,347 447,656
US Gold Corp.
(a) (b)
.................... 24,456 298,363
US Goldmining, Inc.
(a)
.................. 3,751 30,758
Vox Royalty Corp. .................... 91,655 289,630
16,463,382
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
ACRES Commercial Realty Corp.
(a) (b)
....... 13,759 246,836
Advanced Flower Capital, Inc. ............ 41,137 184,294
AG Mortgage Investment Trust, Inc. ........ 62,752 473,778
Angel Oak Mortgage REIT, Inc. ........... 27,748 261,386
Ares Commercial Real Estate Corp. ........ 118,492 565,207
Cherry Hill Mortgage Investment Corp. ...... 73,406 200,398
Chicago Atlantic Real Estate Finance, Inc. .... 39,104 545,892
Ellington Financial, Inc. ................. 208,073 2,702,868
Franklin BSP Realty Trust, Inc. ............ 184,566 1,973,011
Granite Point Mortgage Trust, Inc. ......... 103,259 255,050
Invesco Mortgage Capital, Inc. ............ 148,542 1,164,569
Lument Finance Trust, Inc. .............. 103,895 229,608
Manhattan Bridge Capital, Inc. ............ 18,788 102,770
Nexpoint Real Estate Finance, Inc. ......... 17,036 234,926
Orchid Island Capital, Inc. ............... 243,188 1,704,748
Rithm Property Trust, Inc. ............... 96,358 260,167
Sachem Capital Corp. .................. 101,697 122,036
Seven Hills Realty Trust ................ 33,207 400,809
Sunrise Realty Trust, Inc. ............... 22,799 241,669
11,870,022
Multi-Utilities — 0.2%
Unitil Corp. ......................... 36,213 1,888,508
Office REITs — 0.5%
City Office REIT, Inc. .................. 87,722 468,435
Franklin Street Properties Corp. ........... 171,343 281,003
NET Lease Office Properties
(a)
............ 33,459 1,089,090
Orion Properties, Inc. .................. 116,927 249,055
Peakstone Realty Trust , Class E .......... 83,147 1,098,372
Postal Realty Trust, Inc. , Class A .......... 50,455 743,202
3,929,157
Oil, Gas & Consumable Fuels — 3.2%
Aemetis, Inc.
(a) (b)
..................... 110,364 273,703
Amplify Energy Corp.
(a)
................. 82,351 263,523
Ardmore Shipping Corp. ................ 77,635 745,296
Berry Corp. ......................... 173,069 479,401
Centrus Energy Corp. , Class A
(a) (b)
......... 33,265 6,093,483
Comstock, Inc.
(a) (b)
.................... 58,144 220,366
Diversified Energy Co. plc
(d)
.............. 123,386 1,810,073
Empire Petroleum Corp.
(a) (b)
.............. 33,922 179,108
Encore Energy Corp.
(a) (b)
................ 416,258 1,190,498
Energy Fuels, Inc.
(a) (b)
.................. 468,837 2,695,813
Epsilon Energy Ltd. ................... 43,149 318,440
Evolution Petroleum Corp. ............... 70,088 329,414
FutureFuel Corp. ..................... 56,657 219,829
Gevo, Inc.
(a) (b)
....................... 524,884 692,847
Granite Ridge Resources, Inc. ............ 121,469 773,758
Green Plains, Inc.
(a)
................... 145,444 877,027
Kolibri Global Energy, Inc.
(a) (b)
............. 78,727 539,280
Lightbridge Corp.
(a) (b)
................... 38,891 519,973
NACCO Industries, Inc. , Class A ........... 8,917 395,112
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
NextNRG, Inc.
(a)
...................... 37,720 $ 104,484
Nordic American Tankers Ltd. ............ 460,488 1,211,083
OPAL Fuels, Inc. , Class A
(a)
.............. 46,896 113,488
Prairie Operating Co.
(a) (b)
................ 48,224 144,431
PrimeEnergy Resources Corp.
(a) (b)
.......... 1,139 166,727
REX American Resources Corp.
(a)
......... 33,289 1,621,507
Riley Exploration Permian, Inc. ............ 29,487 773,444
SandRidge Energy, Inc. ................ 81,775 884,805
Stabilis Solutions, Inc.
(a)
................ 4,029 19,138
Summit Midstream Corp.
(a)
.............. 22,414 549,815
Teekay Corp. Ltd. .................... 117,176 966,702
Ur-Energy, Inc.
(a)
..................... 39,512 41,488
US Energy Corp.
(a) (b)
................... 7,485 10,479
VAALCO Energy, Inc. .................. 232,645 839,848
Verde Clean Fuels, Inc. , Class A
(a) (b)
........ 8,757 30,124
W&T Offshore, Inc.
(b)
.................. 222,625 367,331
26,461,838
Paper & Forest Products — 0.2%
(a)
Clearwater Paper Corp. ................ 35,451 965,685
Magnera Corp.
(b)
..................... 74,696 902,328
1,868,013
Passenger Airlines — 0.1%
(a)
Blade Air Mobility, Inc. , Class A ............ 143,920 579,997
Mesa Air Group, Inc. ................... 71,794 66,768
Spirit Aviation Holdings, Inc. .............. 35,838 178,832
Surf Air Mobility, Inc. ................... 29,036 107,143
932,740
Personal Care Products — 0.4%
AXIL Brands, Inc.
(a)
.................... 7,896 43,349
Beauty Health Co. (The) , Class A
(a) (b)
........ 256,084 489,120
FitLife Brands, Inc.
(a) (b)
.................. 8,645 112,558
Honest Co., Inc. (The)
(a) (b)
............... 209,558 1,066,650
Lifevantage Corp. .................... 22,755 297,635
Medifast, Inc.
(a)
...................... 24,329 341,823
Natural Alternatives International, Inc.
(a)
...... 1,782 5,845
Natural Health Trends Corp. ............. 16,149 71,702
Nature's Sunshine Products, Inc.
(a) (b)
........ 32,777 484,772
United-Guardian, Inc. .................. 6,869 54,677
2,968,131
Pharmaceuticals — 4.3%
Aardvark Therapeutics, Inc.
(a)
............. 9,475 128,102
Aclaris Therapeutics, Inc.
(a) (b)
............. 203,436 288,879
ALT5 Sigma Corp.
(a) (b)
.................. 35,028 253,778
Alto Neuroscience, Inc.
(a) (b)
............... 47,825 105,215
Alumis, Inc.
(a)
....................... 115,526 346,578
Amylyx Pharmaceuticals, Inc.
(a) (b)
.......... 153,155 981,723
AN2 Therapeutics, Inc.
(a)
................ 51,729 54,833
Anebulo Pharmaceuticals, Inc.
(a)
........... 13,736 19,780
Aquestive Therapeutics, Inc.
(a) (b)
........... 193,073 639,072
Atea Pharmaceuticals, Inc.
(a)
............. 172,156 619,762
BioAge Labs, Inc.
(a)
................... 53,206 219,741
Biote Corp. , Class A
(a)
.................. 65,204 262,120
Cadrenal Therapeutics, Inc.
(a)
............. 3,018 36,367
Cassava Sciences, Inc.
(a)
............... 95,265 172,430
Collegium Pharmaceutical, Inc.
(a)
.......... 72,232 2,135,900
Contineum Therapeutics, Inc. , Class A
(a) (b)
.... 31,426 124,761
CorMedix, Inc.
(a)
...................... 144,913 1,785,328
Cumberland Pharmaceuticals, Inc.
(a)
........ 17,022 57,024
Enliven Therapeutics, Inc.
(a) (b)
............. 72,398 1,452,304
Esperion Therapeutics, Inc.
(a) (b)
............ 447,895 440,908
Eton Pharmaceuticals, Inc.
(a) (b)
............ 55,845 795,791
Evolus, Inc.
(a)
....................... 119,827 1,103,607

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
EyePoint Pharmaceuticals, Inc.
(a)
.......... 139,145 $ 1,309,354
Fulcrum Therapeutics, Inc.
(a) (b)
............ 119,866 824,678
Harrow, Inc.
(a) (b)
...................... 71,094 2,171,211
Ikena Oncology, Inc.
(a)
.................. 67,791 90,840
Journey Medical Corp.
(a)
................ 26,348 189,179
LENZ Therapeutics, Inc.
(a) (b)
.............. 40,201 1,178,291
Liquidia Corp.
(a) (b)
..................... 144,744 1,803,510
Maze Therapeutics, Inc.
(a) (b)
.............. 19,889 244,038
MBX Biosciences, Inc.
(a) (b)
............... 35,692 407,246
MediWound Ltd.
(a) (b)
................... 17,404 337,115
Mind Medicine MindMed, Inc.
(a) (b)
.......... 169,034 1,097,031
Nektar Therapeutics
(a)
.................. 1,729 44,677
Neonc Technologies Holdings, Inc.
(a)
........ 5,108 18,236
NRX Pharmaceuticals, Inc.
(a)
............. 32,348 105,454
Nutriband, Inc.
(a)
..................... 7,516 59,151
Nuvation Bio, Inc. , Class A
(a) (b)
............ 564,062 1,099,921
Omeros Corp.
(a) (b)
..................... 126,630 379,890
Oramed Pharmaceuticals, Inc.
(a) (b)
.......... 78,545 176,726
Phathom Pharmaceuticals, Inc.
(a) (b)
......... 94,768 908,825
Phibro Animal Health Corp. , Class A ........ 45,918 1,172,746
Pliant Therapeutics, Inc.
(a) (b)
.............. 125,326 145,378
Rafael Holdings, Inc. , Class B
(a)
........... 108,512 187,726
Rani Therapeutics Holdings, Inc. , Class A
(a)
... 50,521 25,963
Rapport Therapeutics, Inc.
(a) (b)
............ 39,395 447,921
Scilex Holding Co.
(a)
................... 11,680 68,795
scPharmaceuticals, Inc.
(a) (b)
.............. 77,594 295,633
SIGA Technologies, Inc. ................ 93,145 607,305
Telomir Pharmaceuticals, Inc.
(a) (b)
.......... 44,376 55,470
Terns Pharmaceuticals, Inc.
(a)
............. 162,314 605,431
Theravance Biopharma, Inc.
(a) (b)
........... 85,061 938,223
Third Harmonic Bio, Inc.
(a) (b)
.............. 56,434 306,437
Trevi Therapeutics, Inc.
(a)
............... 170,259 931,317
Tvardi Therapeutics, Inc.
(a)
............... 7,633 178,078
Ventyx Biosciences, Inc.
(a) (b)
.............. 145,310 310,963
Veru, Inc.
(a)
......................... 18,499 10,763
WaVe Life Sciences Ltd.
(a)
............... 251,551 1,635,081
Xeris Biopharma Holdings, Inc.
(a)
.......... 338,110 1,578,974
Zevra Therapeutics, Inc.
(a) (b)
.............. 121,856 1,073,551
35,045,131
Professional Services — 2.5%
Asure Software, Inc.
(a) (b)
................. 55,357 540,284
Barrett Business Services, Inc. ............ 56,091 2,338,434
BGSF, Inc.
(a)
........................ 23,590 150,268
BlackSky Technology, Inc.
(a) (b)
............. 62,811 1,292,650
CRA International, Inc. ................. 14,897 2,791,251
DLH Holdings Corp.
(a)
.................. 27,678 161,639
FiscalNote Holdings, Inc. , Class A
(a)
........ 11,310 6,067
Forrester Research, Inc.
(a)
............... 25,713 254,559
Franklin Covey Co.
(a) (b)
................. 24,865 567,419
Heidrick & Struggles International, Inc. ...... 46,217 2,114,890
HireQuest, Inc. ...................... 12,378 123,904
IBEX Holdings Ltd.
(a)
................... 22,442 653,062
Innodata, Inc.
(a) (b)
..................... 68,203 3,493,358
Kelly Services, Inc. , Class A, NVS ......... 68,159 798,142
Mastech Digital, Inc.
(a)
.................. 9,163 65,699
Mistras Group, Inc.
(a)
.................. 37,148 297,555
Nixxy, Inc.
(a)
........................ 34,888 72,916
RCM Technologies, Inc.
(a)
............... 11,124 262,193
Resolute Holdings Management, Inc.
(a)
...... 9,708 309,394
Resources Connection, Inc. .............. 73,114 392,622
Skillsoft Corp. , Class A
(a) (b)
............... 9,940 158,742
Spire Global, Inc. , Class A
(a) (b)
............ 61,556 732,516
TrueBlue, Inc.
(a)
...................... 64,247 416,321
TTEC Holdings, Inc.
(a)
.................. 44,544 214,257
Security
Shares
Shares Value
Professional Services (continued)
Where Food Comes From, Inc.
(a)
.......... 5,390 $ 60,637
Willdan Group, Inc.
(a)
.................. 31,331 1,958,501
20,227,280
Real Estate Management & Development — 0.6%
(a)
American Realty Investors, Inc. ........... 3,184 44,958
AMREP Corp.
(b)
...................... 6,584 137,803
Comstock Holding Cos., Inc. , Class A ....... 7,881 79,519
Douglas Elliman, Inc.
(b)
................. 164,206 380,958
FRP Holdings, Inc. .................... 26,335 708,148
JW Mays, Inc. ....................... 704 26,752
Logistic Properties of The Americas ........ 6,310 43,097
Maui Land & Pineapple Co., Inc. .......... 15,333 278,907
Offerpad Solutions, Inc. , Class A
(b)
......... 48,488 44,124
RE/MAX Holdings, Inc. , Class A ........... 41,002 335,396
Real Brokerage, Inc. (The) .............. 237,973 1,073,258
Seaport Entertainment Group, Inc.
(b)
........ 16,673 310,952
Star Holdings ....................... 29,008 226,553
Stratus Properties, Inc. ................. 15,285 288,581
Tejon Ranch Co. ..................... 47,185 800,258
Transcontinental Realty Investors, Inc. ...... 4,366 186,035
4,965,299
Residential REITs — 0.1%
Bluerock Homes Trust, Inc. , Class A ........ 7,334 91,822
BRT Apartments Corp. ................. 24,720 386,621
Clipper Realty, Inc. .................... 30,726 112,764
591,207
Retail REITs — 0.3%
CBL & Associates Properties, Inc. .......... 41,138 1,044,494
FrontView REIT, Inc. ................... 39,601 475,212
Whitestone REIT ..................... 101,373 1,265,135
2,784,841
Semiconductors & Semiconductor Equipment — 1.8%
Aehr Test Systems
(a) (b)
.................. 64,408 832,795
Aeluma, Inc.
(a) (b)
...................... 16,590 271,578
Alpha & Omega Semiconductor Ltd.
(a) (b)
...... 55,793 1,431,648
Amtech Systems, Inc.
(a) (b)
............... 31,206 138,555
Atomera, Inc.
(a) (b)
..................... 65,690 331,078
AXT, Inc.
(a)
......................... 99,293 207,522
CEVA, Inc.
(a)
........................ 52,804 1,160,632
Everspin Technologies, Inc.
(a)
............. 41,631 261,859
GCT Semiconductor Holding, Inc.
(a) (b)
....... 75,749 112,866
GSI Technology, Inc.
(a)
................. 43,160 145,018
Ichor Holdings Ltd.
(a)
................... 76,548 1,503,403
indie Semiconductor, Inc. , Class A
(a) (b)
....... 436,891 1,555,332
inTEST Corp.
(a) (b)
..................... 25,509 185,705
Kopin Corp.
(a) (b)
...................... 339,220 519,007
Maxeon Solar Technologies Ltd.
(a) (b)
......... 16,231 49,667
Navitas Semiconductor Corp.
(a) (b)
.......... 301,593 1,975,434
NVE Corp. ......................... 10,877 800,656
Penguin Solutions, Inc.
(a) (b)
............... 120,063 2,378,448
QuickLogic Corp.
(a)
.................... 33,966 209,230
SkyWater Technology, Inc.
(a) (b)
............ 59,577 586,238
14,656,671
Software — 4.9%
8x8, Inc.
(a)
.......................... 292,334 572,975
A10 Networks, Inc. .................... 166,162 3,215,235
ACCESS Newswire, Inc.
(a)
............... 6,501 79,962
Airship AI Holdings, Inc.
(a) (b)
.............. 44,907 264,502
Arteris, Inc.
(a) (b)
....................... 63,358 603,802
AudioEye, Inc.
(a)
...................... 17,941 209,013
authID, Inc.
(a) (b)
...................... 22,772 120,464
Aware, Inc.
(a)
........................ 30,200 56,776

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Bit Digital, Inc.
(a)
...................... 407,269 $ 891,919
Blend Labs, Inc. , Class A
(a)
.............. 471,281 1,555,227
BTCS, Inc.
(a)
........................ 29,040 63,888
Cerence, Inc.
(a) (b)
..................... 98,209 1,002,714
Cipher Mining, Inc.
(a) (b)
.................. 597,199 2,854,611
Consensus Cloud Solutions, Inc.
(a) (b)
........ 43,604 1,005,508
CoreCard Corp.
(a) (b)
................... 12,441 360,416
CS Disco, Inc.
(a)
...................... 54,378 237,632
Daily Journal Corp.
(a) (b)
................. 2,835 1,197,079
Digimarc Corp.
(a) (b)
.................... 35,071 463,288
Digital Turbine, Inc.
(a) (b)
................. 228,651 1,349,041
Domo, Inc. , Class B
(a)
.................. 77,427 1,081,655
Duos Technologies Group, Inc.
(a)
.......... 18,792 134,363
eGain Corp.
(a) (b)
...................... 41,067 256,669
Expensify, Inc. , Class A
(a) (b)
.............. 134,234 347,666
Fatpipe, Inc.
(a)
....................... 1,498 14,740
I3 Verticals, Inc. , Class A
(a) (b)
............. 51,820 1,424,014
Intellicheck, Inc.
(a) (b)
................... 39,698 213,972
Intellinetics, Inc.
(a)
..................... 5,488 68,600
Kaltura, Inc.
(a)
....................... 183,647 369,130
Mercurity Fintech Holding, Inc.
(a) (b)
.......... 72,467 278,998
Mitek Systems, Inc.
(a)
.................. 99,966 989,663
Nukkleus, Inc.
(a)
...................... 5,499 60,104
ON24, Inc.
(a) (b)
....................... 83,748 454,752
OneSpan, Inc. ....................... 81,116 1,353,826
Ooma, Inc.
(a)
........................ 56,973 734,952
Pagaya Technologies Ltd. , Class A
(a) (b)
....... 94,332 2,011,158
Phunware, Inc.
(a) (b)
.................... 45,409 143,946
Porch Group, Inc.
(a)
................... 181,513 2,140,038
Red Violet, Inc. ...................... 25,362 1,247,810
Rekor Systems, Inc.
(a)
.................. 237,541 275,548
ReposiTrak, Inc. ..................... 25,219 495,553
Rezolve AI plc
(a)
...................... 203,837 626,799
Rimini Street, Inc.
(a)
................... 109,549 413,000
Roadzen, Inc.
(a)
...................... 71,444 70,015
Silvaco Group, Inc.
(a) (b)
................. 17,226 81,307
SoundThinking, Inc.
(a)
.................. 21,435 279,834
SRAX, Inc.
(a)
........................ 49,878 2,993
Synchronoss Technologies, Inc.
(a)
.......... 24,035 164,640
Telos Corp.
(a)
........................ 122,816 389,327
Terawulf, Inc.
(a) (b)
..................... 599,760 2,626,949
Thumzup Media Corp.
(a) (b)
............... 6,176 43,294
Upland Software, Inc.
(a)
................. 49,189 95,918
Veea, Inc.
(a)
......................... 17,086 31,267
Veritone, Inc.
(a) (b)
..................... 83,246 104,890
Viant Technology, Inc. , Class A
(a) (b)
......... 35,172 465,326
VirnetX Holding Corp.
(a)
................. 8,464 91,834
Weave Communications, Inc.
(a)
........... 130,876 1,088,888
WM Technology, Inc. , Class A
(a)
........... 195,449 175,122
Xperi, Inc.
(a) (b)
....................... 100,316 793,500
Yext, Inc.
(a)
......................... 232,902 1,979,667
ZenaTech, Inc.
(a)
..................... 14,939 54,826
39,780,605
Specialized REITs — 0.2%
Farmland Partners, Inc. ................ 93,206 1,072,801
Gladstone Land Corp. ................. 76,484 777,842
Global Self Storage, Inc. ................ 24,551 131,103
1,981,746
Specialty Retail — 2.2%
1-800-Flowers.com, Inc. , Class A
(a) (b)
........ 49,445 243,269
aka Brands Holding Corp.
(a)
.............. 1,200 12,360
America's Car-Mart, Inc.
(a) (b)
.............. 16,802 941,584
BARK, Inc.
(a) (b)
....................... 240,296 211,340
Security
Shares
Shares Value
Specialty Retail (continued)
Barnes & Noble Education, Inc.
(a)
.......... 33,554 $ 394,931
Beyond, Inc.
(a)
....................... 123,432 849,212
Build-A-Bear Workshop, Inc. ............. 27,926 1,439,865
Caleres, Inc. ........................ 74,191 906,614
Cato Corp. (The) , Class A ............... 34,613 97,263
Children's Place, Inc. (The)
(a) (b)
............ 17,087 75,695
Citi Trends, Inc.
(a)
..................... 10,765 359,443
Designer Brands, Inc. , Class A ............ 72,048 171,474
Destination XL Group, Inc.
(a)
............. 107,061 118,838
Duluth Holdings, Inc. , Class B
(a) (b)
.......... 31,629 66,421
Envela Corp.
(a) (b)
..................... 15,343 93,899
Genesco, Inc.
(a) (b)
..................... 22,834 449,602
Grove Collaborative Holdings
(a) (b)
.......... 51,293 58,987
GrowGeneration Corp.
(a)
................ 123,824 115,788
Haverty Furniture Cos., Inc. .............. 30,468 620,024
J Jill, Inc. .......................... 16,445 240,755
Lands' End, Inc.
(a) (b)
................... 26,747 286,460
MarineMax, Inc.
(a)
..................... 42,676 1,072,875
Newegg Commerce, Inc.
(a) (b)
............. 4,151 67,412
OneWater Marine, Inc. , Class A
(a) (b)
......... 25,052 335,446
PetMed Express, Inc.
(a)
................. 35,416 117,581
RealReal, Inc. (The)
(a) (b)
................. 213,822 1,024,207
RumbleON, Inc. , Class B
(a)
.............. 49,788 115,010
Shoe Carnival, Inc. .................... 40,796 763,293
Sleep Number Corp.
(a) (b)
................ 46,837 316,384
Sportsman's Warehouse Holdings, Inc.
(a)
..... 84,607 291,894
Stitch Fix, Inc. , Class A
(a)
................ 238,200 881,340
ThredUp, Inc. , Class A
(a) (b)
............... 205,293 1,537,645
Tile Shop Holdings, Inc.
(a) (b)
.............. 64,713 411,575
Tilly's, Inc. , Class A
(a) (b)
................. 30,656 42,305
Torrid Holdings, Inc.
(a)
.................. 52,922 156,120
Winmark Corp. ...................... 6,707 2,532,630
Zumiez, Inc.
(a) (b)
...................... 35,396 469,351
17,888,892
Technology Hardware, Storage & Peripherals — 0.5%
AstroNova, Inc.
(a) (b)
.................... 15,546 180,178
CompoSecure, Inc. , Class A
(a)
............ 98,667 1,390,218
CPI Card Group, Inc.
(a)
................. 13,257 314,456
Eastman Kodak Co.
(a) (b)
................. 142,633 805,877
Foxx Development Holdings, Inc.
(a)
......... 2,245 12,078
Immersion Corp. ..................... 66,708 525,659
One Stop Systems, Inc.
(a) (b)
.............. 40,523 143,857
Quantum Corp.
(a)
..................... 13,903 138,613
TransAct Technologies, Inc.
(a) (b)
............ 20,156 72,763
Turtle Beach Corp.
(a)
................... 33,557 464,093
4,047,792
Textiles, Apparel & Luxury Goods — 0.3%
Allbirds, Inc. , Class A
(a)
................. 12,118 128,815
Crown Crafts, Inc. .................... 22,676 65,080
Culp, Inc.
(a)
......................... 25,139 98,796
Fossil Group, Inc.
(a)
................... 114,865 170,000
Jerash Holdings US, Inc. ................ 13,696 44,786
Lakeland Industries, Inc.
(b)
............... 20,518 279,250
Movado Group, Inc. ................... 34,377 524,249
Playboy, Inc.
(a)
....................... 132,771 215,089
Rocky Brands, Inc. .................... 15,851 351,734
Superior Group of Cos., Inc. ............. 25,207 259,632
Unifi, Inc.
(a)
......................... 33,609 175,439
Vera Bradley, Inc.
(a)
................... 47,510 104,997
2,417,867

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Tobacco — 0.4%
Ispire Technology, Inc.
(a)
................ 42,235 $ 108,122
Turning Point Brands, Inc. ............... 38,521 2,918,736
3,026,858
Trading Companies & Distributors — 1.0%
Alta Equipment Group, Inc. , Class A ........ 45,825 289,614
BlueLinx Holdings, Inc.
(a)
................ 17,473 1,299,642
EVI Industries, Inc. .................... 11,542 251,962
Hudson Technologies, Inc.
(a)
............. 87,560 710,987
Karat Packaging, Inc. .................. 15,373 432,904
Marwynn Holdings, Inc.
(a)
............... 4,647 8,225
NPK International, Inc.
(a)
................ 181,443 1,544,080
Titan Machinery, Inc.
(a) (b)
................ 46,758 926,276
Transcat, Inc.
(a) (b)
..................... 20,677 1,777,395
Willis Lease Finance Corp. .............. 8,017 1,144,667
8,385,752
Transportation Infrastructure — 0.1%
Sky Harbour Group Corp. , Class A
(a) (b)
....... 48,450 473,356
Water Utilities — 0.4%
Cadiz, Inc.
(a) (b)
....................... 123,119 368,126
Consolidated Water Co. Ltd. ............. 33,951 1,019,209
Global Water Resources, Inc. ............. 28,468 290,089
Pure Cycle Corp.
(a) (b)
................... 44,345 475,378
York Water Co. (The) .................. 32,412 1,024,219
3,177,021
Wireless Telecommunication Services — 0.1%
KORE Group Holdings, Inc.
(a)
............. 10,067 24,060
Spok Holdings, Inc. ................... 45,801 809,761
SurgePays, Inc.
(a) (b)
................... 32,064 100,040
933,861
Total Common Stocks — 99 .5%
(Cost: $ 920,870,942 ) .............................. 814,117,609
Preferred Stocks
Software — 0.0%
BTCS, Inc.
(a) (c)
....................... 19,145 —
Total Preferred Stocks — 0.0%
(Cost: $ – ) ..................................... —
Rights
Biotechnology — 0.0%
(a)(c)
Contra Aduro Biotech I, CVR ............. 33,109 15,892
Oncternal Therapeutics, Inc., CVR
(b)
........ 1,634 1,675
Sanofi Aatd, Inc., CVR ................. 73,455 84,473
102,040
Diversified Telecommunication Services — 0.0%
Contra Communications, CVR
(a) (c)
......... 4,194 506
Pharmaceuticals — 0.0%
(a)(b)(c)
Contra CVR Catalyst, CVR .............. 37,156 —
Optinose, Inc., CVR ................... 473 284
284
Total Rights — 0.0%
(Cost: $ 51,193 ) ................................. 102,830
Security
Shares
Shares Value
Warrants
Electronic Equipment, Instruments & Components — 0.0%
M-Tron Industries, Inc. ( Issued/Exercisable
02/28/25 , 1 Share for 1 Warrant, Expires
03/11/28 , Strike Price USD 47.50 )
(a) (b)
..... 4,991 $ 5,173
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/27/29 )
(a) (b)
................ 3,712 7,591
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 12,764
Total Long-Term Investments — 99.5%
(Cost: $ 920,922,135 ) .............................. 814,233,203
Short-Term Securities
Money Market Funds — 19.3%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(g)
................... 151,789,774 151,850,489
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 5,562,013 5,562,013
Total Short-Term Securities — 19 .3%
(Cost: $ 157,334,378 ) .............................. 157,412,502
Total Investments — 118 .8%
(Cost: $ 1,078,256,513 ) ............................ 971,645,705
Liabilities in Excess of Other Assets — (18.8) % ............ (153,536,375)
Net Assets — 100.0% ...............................
$ 818,109,330
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Micro-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 152,193,743 $ — $ (334,858)
(a)
$ 3,034 $ (11,430) $ 151,850,489 151,789,774 $ 718,939
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,228,494 4,333,519
(a)
— — — 5,562,013 5,562,013 15,042 —
$ 3,034 $ (11,430) $ 157,412,502 $ 733,981 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 35 09/19/25 $ 3,835 $ 51,567

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Micro-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 814,090,713 $ 26,896 $ — $ 814,117,609
Preferred Securities ....................................... — — — —
Rights ................................................ — — 102,830 102,830
Warrants .............................................. 5,173 7,591 — 12,764
Short-Term Securities
Money Market Funds ...................................... 157,412,502 — — 157,412,502
$ 971,508,388 $ 34,487 $ 102,830 $ 971,645,705
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 51,567 $ — $ — $ 51,567
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust